UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Strategic Partners Style Specific Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2005

Date of reporting period:	1/31/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

SEMIANNUAL REPORT

JANUARY 31, 2005

STRATEGIC PARTNERS

STYLE SPECIFIC FUNDS

STRATEGIC PARTNERS

Large Capitalization Growth Fund

OBJECTIVE

Seeks long-term capital appreciation

STRATEGIC PARTNERS

Large Capitalization Value Fund

OBJECTIVE

Seeks total return consisting of capital appreciation and dividend income

STRATEGIC PARTNERS

Small Capitalization Growth Fund

OBJECTIVE

Seeks maximum capital appreciation

STRATEGIC PARTNERS

Small Capitalization Value Fund

OBJECTIVE

Seeks above-average capital appreciation

STRATEGIC PARTNERS

Total Return Bond Fund

OBJECTIVE

Seeks total return consisting of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

March 15, 2005

We hope that you find the semiannual report for the Strategic Partners Style Specific Funds informative and useful. As a Strategic Partners Mutual Fund shareholder, you may be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and reflects your personal investment profile and tolerance for risk.

Strategic Partners Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds feature leading asset managers not just from a single company but from the entire investment industry.

Thank you for choosing Strategic Partners Mutual Funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Style Specific Funds

Strategic Partners Style Specific Funds	1

Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2005, of various securities indexes that are generally considered representative of the broad market sectors and does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of any actual mutual fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values.

The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

The Lehman Government/Credit Index is an unmanaged index of publicly traded intermediate- and long-term government and corporate debt with an average maturity of 10 years. It gives a broad look at how bond prices have performed.

2	Visit our website at www.strategicpartners.com

Your Fund’s Performance

Strategic Partners Large Capitalization Growth Fund

Fund objective

The Strategic Partners Large Capitalization Growth Fund, managed by Columbus Circle Investors and Oak Associates, Ltd., has long-term capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Please note subject to shareholder approval, all of the assets of the Strategic Partners Large Capitalization Growth Fund are expected to be managed by Jennison Associates, LLC on or about the third quarter of 2005.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A Shares).

Cumulative Total Returns[1] as of 1/31/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A	7.05%	–3.32%	–37.24%	–27.20%
Class B	6.53	–3.98	–39.60	–30.00
Class C	6.53	–3.98	–39.60	–30.00
S&P 500 Index[3]	8.15	6.22	–8.55	–6.16
Russell 1000 Growth Index[4]	6.01	0.70	–37.73	–30.94
Lipper Large-Cap Core Funds Avg.[5]	7.27	3.71	–12.98	–9.38

Average Annual Total Returns[1] as of 12/31/04
		One Year	Five Years	Since Inception[2]
Class A		–2.01%	–9.20%	–6.23%
Class B		–2.18	–9.03	–6.10
Class C		1.82	–8.85	–5.91
S&P 500 Index[3]		10.87	–2.30	–0.75
Russell 1000 Growth Index[4]		6.30	–9.29	–6.30
Lipper Large-Cap Core Funds Avg.[5]		7.79	–3.45	–1.69

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively.

Strategic Partners Style Specific Funds	3

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers were in effect. Without such fee waivers, the returns for the classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 11/3/99.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

4The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

5The Lipper Large-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Russell 1000 Growth Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Russell 1000 Growth Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings—Combined Portfolios expressed as a percentage of net assets as of 1/31/05
Cisco Systems, Inc., Computers & Business Equipment	3.7%
Microsoft Corp., Computer Software & Services	3.0
Juniper Networks, Inc., Internet	2.8
eBay, Inc., Internet & Catalog Retail	2.6
Medtronic, Inc., Drugs & Healthcare	2.4

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/05
Semiconductors & Semiconductor Equipment	8.0%
Drugs & Healthcare	6.6
Computer Software & Services	6.6
Software	5.6
Financial Services	5.1

Industry weightings are subject to change.

4	Visit our website at www.strategicpartners.com

Your Fund’s Performance

Strategic Partners Large Capitalization Value Fund

Fund objective

The Strategic Partners Large Capitalization Value Fund, managed by J.P. Morgan Investment Management, Inc. and Hotchkis and Wiley Capital Management, LLC, has total return consisting of capital appreciation and dividend income as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A Shares).

Cumulative Total Returns[1] as of 1/31/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A	12.52%	14.19%	54.39% (53.71)	44.16% (43.52)
Class B	12.13	13.35	48.85 (48.18)	38.55 (37.92)
Class C	12.13	13.35	48.81 (48.14)	38.51 (37.89)
S&P 500 Index[3]	8.15	6.22	–8.55	–6.16
Russell 1000 Value Index[4]	11.67	12.45	31.27	26.61
Lipper Multi-Cap Value Funds Avg.[5]	10.33	9.85	36.15	33.21

Average Annual Total Returns[1] as of 12/31/04
		One Year	Five Years	Since Inception[2]
Class A		11.49%	7.11% (7.01)	6.62% (6.53)
Class B		12.07	7.35 (7.25)	6.83 (6.74)
Class C		16.07	7.49 (7.40)	6.97 (6.88)
S&P 500 Index[3]		10.87	–2.30	–0.75
Russell 1000 Value Index[4]		16.49	5.27	5.04
Lipper Multi-Cap Value Funds Avg.[5]		14.39	5.36	5.74

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in

Strategic Partners Style Specific Funds	5

effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 11/3/99.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

4The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

5The Lipper Multi-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Russell 1000 Value Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Russell 1000 Value Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings—Combined Portfolios expressed as a percentage of net assets as of 1/31/05
Altria Group, Inc., Tobacco	4.0%
General Electric Co., Electric Utilities	2.7
Exxon Mobil Corp., Oil Field Equipment & Services	2.7
Electronic Data Systems Corp., IT Services	2.7
MetLife, Inc., Insurance	2.5

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/05
Insurance	10.5%
Electric Utilities	9.3
Commercial Banks	6.2
Oil Field Equipment & Services	5.0
Financial Services	4.7

Industry weightings are subject to change.

6	Visit our website at www.strategicpartners.com

Your Fund’s Performance

Strategic Partners Small Capitalization Growth Fund

Fund objective

The Strategic Partners Small Capitalization Growth Fund, managed by Westcap Investors, LLC and RS Investment Management, L.P., has maximum capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A Shares).

Cumulative Total Returns[1] as of 1/31/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A	15.37% (14.93)	4.74% (4.10)	–20.04% (–22.09)	–10.20% (–12.51)
Class B	14.93 (14.47)	3.97 (3.31)	–23.05 (–25.11)	–13.74 (–16.05)
Class C	14.93 (14.47)	3.97 (3.31)	–23.05 (–25.11)	–13.74 (–16.05)
Russell 2000 Index[3]	13.88	8.67	34.12	55.67
Russell 2000 Growth Index[4]	13.48	3.71	–19.63	3.56
Lipper Small-Cap Growth Funds Avg.[5]	12.58	2.40	–2.40	22.40

Average Annual Total Returns[1] as of 12/31/04
		One Year	Five Years	Since Inception[2]
Class A		7.87% (7.24)	–5.58% (–6.03)	–2.47% (–2.92)
Class B		8.37 (7.67)	–5.40 (–5.88)	–2.31 (–2.78)
Class C		12.23 (11.53)	–5.25 (–5.72)	–2.16 (–2.63)
Russell 2000 Index[3]		18.33	6.61	9.85
Russell 2000 Growth Index[4]		14.31	–3.57	1.58
Lipper Small-Cap Growth Funds Avg.[5]		10.65	–1.82	3.38

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in

Strategic Partners Style Specific Funds	7

effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 11/3/99.

3The Russell 2000 Index is an unmanaged index of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives a broad look at how stock prices of smaller companies have performed.

4The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.

5The Lipper Small-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index. The returns for the Russell 2000 Index and the Russell 2000 Growth Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

The Since Inception returns for the Russell 2000 Index, the Russell 2000 Growth Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings—Combined Portfolios expressed as a percentage of net assets as of 1/31/05
Avocent Corp., Communication Equipment	1.5%
ValueClick, Inc., Media	1.5
Jacobs Engineering Group, Inc., Construction & Engineering	1.4
RARE Hospitality International, Inc., Hotels, Restaurants & Leisure	1.3
ValueVision Media, Inc., Media	1.3

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/05
Software	10.0%
Internet Software & Services	6.1
Healthcare Equipment & Supplies	5.5
Retail	5.3
Commercial Services & Supplies	5.0

Industry weightings are subject to change.

8	Visit our website at www.strategicpartners.com

Your Fund’s Performance

Strategic Partners Small Capitalization Value Fund

Fund objective

The Strategic Partners Small Capitalization Value Fund, managed by EARNEST Partners, LLC and NFJ Investment Group L.P., has above-average capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A Shares).

Cumulative Total Returns[1] as of 1/31/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A	16.43%	20.11%	135.02% (134.62)	131.02% (130.63)
Class B	16.04	19.21	126.54 (126.13)	122.23 (121.84)
Class C	16.04	19.21	126.54 (126.14)	122.24 (121.84)
Russell 2000 Index[3]	13.88	8.67	34.12	55.67
Russell 2000 Value Index[4]	14.24	13.59	118.59	120.55
Lipper Small-Cap Core Funds Avg.[5]	13.56	10.77	66.16	85.44

Average Annual Total Returns[1] as of 12/31/04
		One Year	Five Years	Since Inception[2]
Class A		16.56%	16.72% (16.67)	16.64% (16.59)
Class B		17.47	17.09 (17.04)	16.96 (16.90)
Class C		21.40	17.18 (17.13)	17.04 (16.99)
Russell 2000 Index[3]		18.33	6.61	9.85
Russell 2000 Value Index[4]		22.25	17.23	17.44
Lipper Small-Cap Core Funds Avg.[5]		18.38	10.33	12.95

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in

Strategic Partners Style Specific Funds	9

effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 11/3/99.

3The Russell 2000 Index is an unmanaged index of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives a broad look at how stock prices of smaller companies have performed.

4The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

5The Lipper Small-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index. The returns for the Russell 2000 Index and the Russell 2000 Value Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 2000 Index, the Russell 2000 Value Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings—Combined Portfolios expressed as a percentage of net assets as of 1/31/05
Harman International Industries, Inc., Household Durables	2.3%
Hovnanian Enterprises, Inc. (Class A shares), Home Builders	2.1
Cabot Oil & Gas Corp., Oil & Gas	2.0
FLIR Systems, Inc., Electronics	1.9
American Tower Corp. (Class A shares), Telecommunications	1.9

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/05
Drugs & Healthcare	7.4%
Oil & Gas	7.3
Diversified Financial Services	6.4
Insurance	5.6
Household Durables	5.4

Industry weightings are subject to change.

10	Visit our website at www.strategicpartners.com

Your Fund’s Performance

Strategic Partners Total Return Bond Fund

Fund objective

The Strategic Partners Total Return Bond Fund, managed by Pacific Investment Management Company LLC (PIMCO), has total return consisting of current income and capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A Shares).

Cumulative Total Returns[1] as of 1/31/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A	3.93% (3.82)	4.37% (4.07)	45.50% (44.52)	43.13% (42.16)
Class B	3.75 (3.65)	3.94 (3.64)	42.06 (41.10)	39.59 (38.65)
Class C	3.65 (3.55)	3.84 (3.54)	41.92 (40.96)	39.46 (38.52)
Lehman Brothers U.S. Aggregate Bond Index[3]	3.81	4.16	46.36	45.17
Lehman Government/Credit Index[4]	4.02	3.97	48.02	47.00
Lipper Corporate Debt A-Rated Funds Avg.[5]	3.88	3.80	41.50	40.36

Average Annual Total Returns[1] as of 12/31/04
		One Year	Five Years	Since Inception[2]
Class A		0.12% (–0.17)	6.60% (6.47)	6.20% (6.08)
Class B		–0.64 (–0.94)	6.90 (6.77)	6.47 (6.35)
Class C		3.21 (2.91)	7.03 (6.90)	6.60 (6.48)
Lehman Brothers U.S. Aggregate Bond Index[3]		4.34	7.71	7.35
Lehman Government/Credit Index[4]		4.19	8.00	7.60
Lipper Corporate Debt A-Rated Funds Avg.[5]		4.09	6.99	6.64

Distributions and Yields[1] as of 1/31/05
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.57	1.69%
Class B	$0.54	1.28
Class C	$0.54	1.28

Strategic Partners Style Specific Funds	11

Your Fund’s Performance (continued)

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 11/3/99.

3The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade debt securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

4The Lehman Government/Credit Index is an unmanaged index of publicly traded intermediate- and long-term government and corporate debt with an average maturity of 10 years. It gives a broad look at how bond prices have performed.

5The Lipper Corporate Debt A-Rated Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Corporate Debt A-Rated Funds category. Funds in the Lipper Average invest primarily in corporate debt issues rated “A” or better, or government issues.

Investors cannot invest directly in an index. The returns for the Lehman Brothers U.S. Aggregate Bond Index and the Lehman Government/Credit Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Lehman Brothers U.S. Aggregate Bond Index, the Lehman Government/Credit Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Issuers expressed as a percentage of long-term investments as of 1/31/05
United States Treasury Notes	22.3%
United States Treasury Inflation Notes	15.4
Federal National Mortgage Assn.	14.9
Brazilian Government Bonds	4.6
General Motors Acceptance Corp.	3.9

Issuers are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2004, at the beginning of the period, and held through the six-month period ended January 31, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not

Strategic Partners Style Specific Funds	13

be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Strategic Partners Large Capitalization Growth Fund		Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,069	1.52%	$7.93
	Hypothetical	$1,000	$1,018	1.52%	$7.73

Class B	Actual	$1,000	$1,064	2.27%	$11.81
	Hypothetical	$1,000	$1,014	2.27%	$11.52

Class C	Actual	$1,000	$1,064	2.27%	$11.81
	Hypothetical	$1,000	$1,014	2.27%	$11.52

Strategic Partners Large Capitalization Value Fund		Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,125	1.45%	$7.77
	Hypothetical	$1,000	$1,018	1.45%	$7.38

Class B	Actual	$1,000	$1,121	2.20%	$11.76
	Hypothetical	$1,000	$1,014	2.20%	$11.17

Class C	Actual	$1,000	$1,121	2.20%	$11.76
	Hypothetical	$1,000	$1,014	2.20%	$11.17

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Strategic Partners Small Capitalization Growth Fund		Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,152	1.87%	$10.14
	Hypothetical	$1,000	$1,016	1.87%	$9.50

Class B	Actual	$1,000	$1,148	2.62%	$14.19
	Hypothetical	$1,000	$1,012	2.62%	$13.29

Class C	Actual	$1,000	$1,148	2.62%	$14.19
	Hypothetical	$1,000	$1,012	2.62%	$13.29

Strategic Partners Small Capitalization Value Fund		Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,164	1.41%	$7.69
	Hypothetical	$1,000	$1,018	1.41%	$7.17

Class B	Actual	$1,000	$1,160	2.16%	$11.76
	Hypothetical	$1,000	$1,014	2.16%	$10.96

Class C	Actual	$1,000	$1,160	2.16%	$11.76
	Hypothetical	$1,000	$1,014	2.16%	$10.96

Strategic Partners Total Return Bond Fund		Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,039	1.05%	$5.40
	Hypothetical	$1,000	$1,020	1.05%	$5.35

Class B	Actual	$1,000	$1,038	1.55%	$7.96
	Hypothetical	$1,000	$1,017	1.55%	$7.88

Class C	Actual	$1,000	$1,036	1.55%	$7.95
	Hypothetical	$1,000	$1,017	1.55%	$7.88

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2005, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2005 (to reflect the six-month period).

Strategic Partners Style Specific Funds	15

This Page Intentionally Left Blank

SEMIANNUAL REPORT

JANUARY 31, 2005

STRATEGIC PARTNERS

LARGE CAPITALIZATION GROWTH FUND

PORTFOLIO OF INVESTMENTS

(Unaudited)

Portfolio of Investments

as of January 31, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.9%
COMMON STOCKS

Air Freight & Logistics 2.7%
8,500	FedEx Corp.	$813,025
21,000	United Parcel Service, Inc.,	1,568,280

		2,381,305

Banks 2.3%
42,000	Citigroup, Inc.	2,060,100

Biotechnology 3.1%
23,000	Affymetrix, Inc.(a)	946,680
12,600	Biogen Idec, Inc.(a)	818,496
20,000	Genentech, Inc.(a)	954,200

		2,719,376

Capital Markets 0.9%
75,000	Charles Schwab Corp. (The)	843,000

Chemicals 1.2%
13,100	Potash Corp. of Saskatchewan (Canada)	1,058,480

Communication Equipment 4.0%
45,700	Comverse Technology, Inc.(a)	1,021,395
66,500	Motorola, Inc.	1,046,710
40,000	QUALCOMM, Inc.	1,489,600

		3,557,705

Computer Software & Services 6.6%
19,500	Apple Computer, Inc.(a)	1,499,550
125,000	EMC Corp.(a)	1,637,500
101,400	Microsoft Corp.	2,664,792

		5,801,842

Computers & Business Equipment 3.7%
179,500	Cisco Systems, Inc.(a)	3,238,180

Computers & Peripherals 2.7%
9,000	Avid Technology, Inc.(a)	567,450
42,500	Dell, Inc.(a)	1,774,800

		2,342,250

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Consumer Finance 2.1%
68,000	MBNA Corp.	$1,807,440

Cosmetics & Toiletries 1.4%
4,500	Alberto-Culver Co.,(Class B Shares)	244,125
22,400	Estee Lauder Companies, Inc. (Class A shares)	1,011,136

		1,255,261

Diversified Telecommunication Services 3.0%
71,500	Nokia Corp. ADR (Class A Shares)	1,092,520
64,000	Sprint Corp.	1,525,120

		2,617,640

Drugs & Healthcare 6.6%
20,000	Amgen, Inc.(a)	1,244,800
31,600	Caremark Rx, Inc.(a)	1,235,560
40,900	Medtronic, Inc.	2,146,841
50,000	Pfizer, Inc.	1,208,000

		5,835,201

Electric Utilities 1.3%
16,000	TXU Corp.	1,107,200

Electronic Equipment & Instruments 1.7%
55,500	Symbol Technologies, Inc.	1,015,650
21,000	Texas Instruments, Inc.	487,410

		1,503,060

Electronics & Electronic Components 1.3%
19,500	Rockwell Automation, Inc.	1,104,675

Financial Services 5.1%
15,000	Capital One Financial Corp.	1,174,200
2,900	Chicago Mercantile Exchange Holdings, Inc.	622,050
24,800	CIT Group, Inc.	1,001,176
16,000	Goldman Sachs Group, Inc. (The)	1,725,600

		4,523,026

Food & Beverage 1.0%
17,100	Constellation Brands, Inc. (Class A shares)(a)	887,832

Food & Staples Retailing 1.1%
20,900	CVS Corp.	968,715

See Notes to Financial Statements.

Strategic Partners Large Capitalization Growth Fund	19

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Healthcare Equipment & Supplies 2.4%
17,000	C. R. Bard, Inc.	$1,152,600
15,500	Fisher Scientific International, Inc.(a)	978,825

		2,131,425

Healthcare Providers & Services 1.2%
12,700	CIGNA Corp.	1,019,175

Hotels, Restaurants & Leisure 2.9%
16,000	Carnival Corp.	921,600
12,200	Starwood Hotels & Resorts Worldwide, Inc.	706,258
15,500	Station Casinos, Inc.	953,250

		2,581,108

Household Durables 1.0%
7,200	Harman International Industries, Inc.	875,880

Household Products 1.9%
16,500	Clorox Co. (The)	980,430
12,500	Colgate-Palmolive Co.	656,750

		1,637,180

Industrial Conglomerates 0.6%
7,300	Textron, Inc.	525,454

Internet 3.9%
5,100	Google, Inc. (Class A shares)(a)	997,713
98,500	Juniper Networks, Inc.(a)	2,475,305

		3,473,018

Internet & Catalog Retail 2.6%
28,000	eBay, Inc.(a)	2,282,000

IT Services 2.0%
46,800	Cognizant Technology Solutions Corp. (Class A shares)(a)	1,773,720

Machinery 1.1%
13,600	Ingersoll-Rand Co. (Class A shares) (Bermuda)	1,011,568

Media 2.5%
71,000	Time Warner, Inc.(a)	1,278,000
28,600	XM Satellite Radio Holdings, Inc. (Class A shares)(a)	912,626

		2,190,626

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Oil & Gas 1.1%
24,300	Devon Energy Corp.	$988,281

Oil Field/Equipment & Services 2.5%
19,400	Apache Corp.	1,055,748
11,900	ConocoPhillips	1,104,201

		2,159,949

Pharmaceuticals 0.6%
28,000	Schering-Plough Corp.	519,680

Restaurants 2.2%
60,400	McDonald’s Corp.	1,956,356

Retail 4.7%
36,000	Home Depot, Inc. (The)	1,485,360
23,400	Nordstrom, Inc.	1,129,050
46,200	Staples, Inc.	1,512,588

		4,126,998

Semiconductors & Semiconductor Equipment 8.0%
105,000	Applied Materials, Inc.(a)	1,669,500
15,600	Broadcom Corp. (Class A shares)(a)	496,548
56,000	Linear Technology Corp.	2,113,440
23,800	Marvell Technology Group Ltd. (Bermuda)(a)	796,110
51,000	Maxim Integrated Products, Inc.	1,989,510

		7,065,108

Software 5.6%
13,100	Adobe Systems, Inc.	745,390
33,200	Electronic Arts, Inc.(a)	2,136,088
34,500	Oracle Corp.(a)	475,065
66,400	Symantec Corp.(a)	1,550,440

		4,906,983
Textiles, Apparel & Luxury Goods 1.3%
13,500	Nike, Inc. (Class B Shares)	1,169,505

	Total long-term investments (cost $83,819,821)	88,006,302

See Notes to Financial Statements.

Strategic Partners Large Capitalization Growth Fund	21

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 0.2%

Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
194,181	(cost $194,181; Note 3)	$194,181

	Total Investments 100.1% (cost $84,014,002; Note 5)	88,200,483
	Liabilities in excess of other assets (0.1%)	(105,400)

	Net Assets 100%	$88,095,083

(a)	Non-income producing security.

ADR—American Depository Receipt

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2005 were as follows:

Semiconductors & Semiconductor Equipment	8.0%
Drugs & Healthcare	6.6
Computer Software & Services	6.6
Software	5.6
Financial Services	5.1
Retail	4.7
Communication Equipment	4.0
Internet	3.9
Computers & Business Equipment	3.7
Biotechnology	3.1
Diversified Telecommunications Services	3.0
Hotels, Restaurants & Leisure	2.9
Air Freight & Logistics	2.7
Computers & Peripherals	2.7
Internet & Catalog Retail	2.6
Media	2.5
Oil Field/Equipment & Services	2.5
Healthcare Equipment & Supplies	2.4
Banks	2.3
Restaurants	2.2
Consumer Finance	2.1
IT Services	2.0
Household Products	1.9
Electronic Equipment & Instruments	1.7
Cosmetics & Toiletries	1.4
Textiles, Apparel & Luxury Goods	1.3
Electric Utilities	1.3
Electronics & Electric Components	1.3
Chemicals	1.2
Healthcare Providers & Services	1.2
Machinery	1.1
Oil & Gas	1.1
Food & Staples Retailing	1.1
Food & Beverage	1.0
Household Durables	1.0
Capital Markets	0.9
Industrial Conglomerates	0.6
Pharmaceuticals	0.6
Money Market Mutual Fund	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

Strategic Partners Large Capitalization Growth Fund	23

SEMIANNUAL REPORT

JANUARY 31, 2005

STRATEGIC PARTNERS

LARGE CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS

(Unaudited)

Portfolio of Investments

as of January 31, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.5%
COMMON STOCK

Aerospace/Defense 3.7%
20,800	Lockheed Martin Corp.	$1,202,448
5,900	Northrop Grumman Corp.	306,092
21,100	Raytheon Co.	789,140
2,200	United Technologies Corp.	221,496

		2,519,176

Air Freight & Logistics 0.2%
700	FedEx Corp.	66,955
1,000	United Parcel Service, Inc.	74,680

		141,635

Automobiles 0.4%
12,500	Ford Motor Co.	164,625
2,700	General Motors Corp.	99,387

		264,012

Automotive Components 1.0%
1,100	Dana Corp.	17,457
39,280	Delphi Corp.	298,135
6,600	Lear Corp.	356,400

		671,992

Biotechnology 0.1%
1,500	OSI Pharmaceuticals, Inc.(a)	97,650

Capital Markets 0.4%
8,900	Ameritrade Holding Corp.(a)	115,077
1,300	E*Trade Financial Corp.(a)	17,875
7,300	Janus Capital Group, Inc.	108,259
100	Merrill Lynch & Co., Inc.	6,007

		247,218

Chemicals 1.6%
5,000	Air Products & Chemicals, Inc.	294,550
1,300	Dow Chemical Co.	64,610
6,700	Nalco Holdings Co.(a)	129,645
800	PPG Industries, Inc.	55,024
7,200	Praxair, Inc.	310,680
4,800	Rohm & Haas Co.	212,352

		1,066,861

See Notes to Financial Statements.

Strategic Partners Large Capitalization Value Fund	25

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Commercial Banks 6.2%
23,600	Bank of America Corp.	$1,094,332
4,500	Bank of New York Co., Inc. (The)	133,695
1,100	BB&T Corp.	43,417
2,000	First Horizon National Corp.	85,140
1,300	FirstMerit Corp.	34,450
16,770	KeyCorp.	560,453
1,400	Marshall & Ilsley Corp.	59,934
2,200	Mellon Financial Corp.	64,570
13,300	North Fork Bancorporation, Inc.	381,710
800	PNC Financial Services Group, Inc.	43,096
7,120	UnionBanCal Corp.	438,450
17,100	US Bancorp	513,855
2,400	Wachovia Corp.	131,640
8,000	Wells Fargo & Co.	490,400
1,600	Zions Bancorp	108,512

		4,183,654

Commercial Services & Supplies 2.3%
33,000	Cendant Corp.	777,150
26,740	Waste Management, Inc.	775,460

		1,552,610

Communications Equipment 0.1%
1,000	Qualcomm, Inc.	37,240

Computers & Peripherals 0.3%
12,600	EMC Corp.(a)	165,060
600	Lexmark International, Inc.(a)	50,010

		215,070

Consumer Finance 0.3%
7,000	MBNA Corp.	186,060

Consumer Products 0.3%
3,500	Procter & Gamble Co.	186,305

Cosmetics & Toiletries 0.1%
1,600	Gillette Co.	81,152

Diversified Financial Services 2.6%
22,300	CIT Group, Inc.	900,251
20,500	Principal Financial Group, Inc. (The)	831,890

		1,732,141

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Diversified Telecommunication Services 0.1%
2,400	Sprint Corp. (FON Group)	$57,192

Electric Utilities 9.3%
12,900	Alliant Energy Corp.	354,750
1,700	Constellation Energy Group, Inc.	85,000
3,800	Edison International	123,386
7,900	Entergy Corp.	549,208
25,308	FirstEnergy Corp.	1,006,246
21,000	FPL Group, Inc.	1,609,440
51,400	General Electric Co.	1,857,082
4,200	NiSource, Inc.	96,180
3,400	Northeast Utilities	63,580
2,800	PG&E Corp.(a)	98,000
2,200	Pinnacle West Capital Corp.	91,740
3,900	PPL Corp.	210,600
7,200	Xcel Energy, Inc.	130,968

		6,276,180

Exchange Traded Funds 0.2%
2,460	iShares Russell 1000 Value Index Fund	160,417

Financial Services 4.7%
12,000	Charles Schwab Corp. (The)	134,880
32,000	Citigroup, Inc.	1,569,600
3,900	Countrywide Credit Industries, Inc.	144,300
800	Doral Financial Corp. (Puerto Rico)	34,600
3,400	Goldman Sachs Group, Inc.	366,690
200	Legg Mason, Inc.	15,446
1,300	MBIA, Inc.	77,662
11,000	Morgan Stanley	615,560
5,300	State Street Corp.	237,493

		3,196,231

Food & Staples Retailing 1.4%
39,600	Albertson’s, Inc.	906,048
700	Costco Wholesale Corp.	33,089
1,000	Sysco Corp.	34,970

		974,107

Food Products 2.4%
8,800	Coca-Cola Co.	365,112
100	H.J. Heinz Co.	3,781

See Notes to Financial Statements.

Strategic Partners Large Capitalization Value Fund	27

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

10,100	Kraft Foods, Inc. (Class A shares)	$343,198
1,900	PepsiCo, Inc.	102,030
14,900	Sara Lee Corp.	349,852
12,400	Unilever PLC ADR	474,920

		1,638,893

Gas & Pipeline Utilities 0.2%
2,200	Valero Energy Corp.	114,466

Healthcare Equipment & Supplies 0.2%
600	Biomet, Inc.	25,488
2,000	Gilead Sciences, Inc.(a)	66,200
300	Guidant Corp.	21,747
1,000	Wyeth	39,630

		153,065

Healthcare Providers & Services 3.9%
8,600	Aetna, Inc.	1,092,630
9,700	HCA, Inc.	431,844
1,000	McKesson Corp.	34,490
1,500	Sepracor, Inc.(a)	85,770
69,900	Tenet Healthcare Corp.(a)	694,107
2,200	Watson Pharmaceuticals, Inc.(a)	65,626
2,100	Wellpoint, Inc.(a)	255,150

		2,659,617

Homebuilding 0.2%
2,200	D.R. Horton, Inc.	87,516
600	Pulte Homes, Inc.	39,648

		127,164

Hotels, Restaurants & Leisure 3.3%
38,600	Caesars Entertainment, Inc.(a)	746,138
900	Carnival Corp.	51,840
4,400	Hilton Hotels Corp.	97,900
1,200	Mandalay Resort Group	84,720
500	Marriott International, Inc.	31,590
12,000	McDonald’s Corp.	388,680
1,600	Starwood Hotels & Resorts Worldwide, Inc.	92,624
1,000	Wendy’s International, Inc.	39,220
15,800	Yum! Brands, Inc.	732,330

		2,265,042

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Household Durables 2.4%
200	Centex Corp.	$12,262
27,200	Lennar Corp. (Class A shares)	1,535,984
1,740	Lennar Corp. (Class B shares)	90,149

		1,638,395

Industrial Conglomerates 2.8%
400	3M Co.	33,744
11,900	Hewlett-Packard Co.	233,121
2,700	International Business Machines Corp.	252,234
800	ITT Industries, Inc.	68,232
800	NCR Corp.(a)	27,344
14,900	Oracle Corp.(a)	205,173
29,600	Tyco International Ltd. (Bermuda)	1,069,744

		1,889,592

Industrial Machinery 0.7%
600	Caterpillar, Inc.	53,460
2,200	Deere & Co.	152,746
3,400	Eaton Corp.	231,166

		437,372

Insurance 10.5%
6,200	AFLAC, Inc.	244,962
13,600	Allmerica Financial Corp.(a)	444,040
22,400	Allstate Corp. (The)	1,129,856
2,900	Ambac Financial Group, Inc.	222,952
400	Assurant, Inc.	13,012
6,400	Genworth Financial, Inc.	169,792
3,700	Hartford Financial Services Group, Inc. (The)	248,973
43,090	MetLife, Inc.	1,712,828
900	Progressive Corp. (The)	75,285
1,600	Protective Life Corp.	65,856
38,050	St. Paul Cos., Inc.	1,428,397
2,000	Torchmark Corp.	109,200
70,900	UnumProvident Corp.	1,217,353
500	W.R. Berkley Corp.	23,850

		7,106,356

Internet 0.1%
1,800	Juniper Networks, Inc.(a)	45,234

See Notes to Financial Statements.

Strategic Partners Large Capitalization Value Fund	29

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

IT Services 2.8%
600	Computer Sciences Corp.(a)	$30,912
85,000	Electronic Data Systems Corp.	1,820,700
13,100	Sun Microsystems, Inc.(a)	57,116
100	SunGard Data Systems, Inc.(a)	2,689

		1,911,417

Leisure Equipment & Products 1.2%
20,600	Eastman Kodak Co.	681,654
3,600	International Game Technology	112,680

		794,334

Machinery 0.6%
10,300	SPX Corp.	431,570

Media 2.5%
2,100	Clear Channel Communications, Inc.	68,103
1,000	Comcast Corp. (Class A shares)(a)	31,610
2,400	E.W. Scripps Co. (Class A shares)	111,264
2,400	EchoStar Communications Corp. (Class A shares)	73,224
1,300	Fox Entertainment Group, Inc. (Class A shares)(a)	43,745
4,800	Gannett Co., Inc.	384,192
300	Knight-Ridder, Inc.	19,533
3,200	Liberty Media Corp. (Class A shares)(a)	33,408
900	News Corp., Inc. (Class A shares)	15,300
20,500	Time Warner, Inc.(a)	369,000
14,000	Viacom, Inc. (Class B shares)	522,760

		1,672,139

Metals & Mining 1.1%
22,672	Alcoa, Inc.	669,051
1,600	United States Steel Corp.	82,880

		751,931

Multi-Utilities 0.2%
3,100	SCANA Corp.	121,055

Multi-Utilities & Unregulated Power
5,200	Dynegy, Inc. (Class A shares)(a)	23,140

Multiline Retail 2.5%
700	Nordstrom, Inc.	33,775
32,980	Sears, Roebuck & Co.	1,657,245

		1,691,020

See Notes to Financial Statements.

30	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Oil & Gas 1.6%
100	Apache Corp.	$5,442
2,200	Baker Hughes, Inc.	95,260
8,788	Sunoco, Inc.	768,862
4,400	Unocal Corp.	209,308

		1,078,872

Oil Field Equipment & Services 5.0%
900	Anadarko Petroleum Corp.	59,589
2,100	Chesapeake Energy Corp.	36,897
11,300	ChevronTexaco Corp.	614,720
6,100	ConocoPhillips	566,019
4,600	Devon Energy Corp.	187,082
35,900	Exxon Mobil Corp.	1,852,440
1,400	Occidental Petroleum Corp.	81,732

		3,398,479

Paper & Forest Products 1.2%
800	Bowater, Inc.	30,400
2,100	Georgia-Pacific Group	67,410
5,800	International Paper Co.	227,070
900	Smurfit-Stone Container Corp.(a)	13,536
400	Temple-Inland, Inc.	25,440
7,200	Weyerhaeuser Co.	449,280

		813,136

Pharmaceuticals 0.4%
1,800	Bristol-Myers Squibb Co.	42,192
1,100	Eli Lilly & Co.	59,664
3,600	Forest Laboratories, Inc.(a)	149,508
100	Medicis Pharmaceutical Corp. (Class A shares)	3,610

		254,974

Real Estate 2.0%
14,200	Apartment Investment & Management Co.	509,780
200	CenterPoint Properties Trust	8,490
1,400	Kimco Realty Corp.	74,172
7,000	New Century Financial Corp.	419,230
9,160	Plum Creek Timber Co., Inc.	327,195

		1,338,867

See Notes to Financial Statements.

Strategic Partners Large Capitalization Value Fund	31

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Real Estate Investment Trust 0.9%
800	Camden Property Trust	$36,248
1,100	CarrAmerica Realty Corp.	33,385
2,000	Duke Realty Corp.	62,200
8,800	Equity Office Properties Trust	246,224
600	Equity Residential	18,924
1,000	General Growth Properties, Inc.	31,770
900	Liberty Property Trust	35,145
1,200	Mack-Cali Realty Corp.	50,376
3,200	ProLogis Trust	122,048

		636,320

Retailing 0.8%
900	Abercrombie & Fitch Co. (Class A shares)	45,108
200	CVS Corp.	9,270
2,700	Federated Department Stores, Inc.	153,360
2,500	Home Depot, Inc. (The)	103,150
1,400	Kohl’s Corp.(a)	65,814
1,900	Lowe’s Cos., Inc.	108,281
300	May Department Stores Co. (The)	10,170
1,600	Staples, Inc.	52,384

		547,537

Road & Rail 0.9%
700	CSX Corp.	27,979
6,100	Norfolk Southern Corp.	213,012
5,700	Union Pacific Corp	339,720

		580,711

Semiconductors & Semiconductor Equipment 0.1%
700	Analog Devices, Inc.	25,123
1,900	Intersil Corp. (Class A shares)	28,177

		53,300

Software 2.4%
46,800	Computer Associates International, Inc.	1,272,492
11,800	Microsoft Corp.	310,104
700	Take-Two Interactive Software, Inc.(a)	24,675

		1,607,271

Specialty Retail
600	Limited Brands, Inc.	14,220
500	Ross Stores, Inc.	14,310

		28,530

See Notes to Financial Statements.

32	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Telecommunications 2.4%
12,000	Corning, Inc.(a)	$131,280
6,700	Nextel Communications, Inc.(a)	192,223
25,600	SBC Communications, Inc.	608,256
20,200	Verizon Communications, Inc.	718,918

		1,650,677

Textiles, Apparel & Luxury Goods 0.9%
12,400	Jones Apparel Group, Inc.	417,012
2,300	Nike, Inc. (Class B shares)	199,249

		616,261

Thrifts & Mortgage Finance 2.7%
800	Astoria Financial Corp.	30,112
12,800	Freddie Mac	835,712
24,055	Washington Mutual, Inc.	970,619

		1,836,443

Tobacco 4.0%
42,740	Altria Group, Inc.	2,728,094

Toys & Sporting Goods 0.3%
4,200	Hasbro, Inc.	82,320
6,500	Mattel, Inc.	126,425

		208,745

Utilities Gas & Electric 1.0%
4,200	Consolidated Edison, Inc.	184,254
5,900	Dominion Resources, Inc.	409,342
2,100	Wisconsin Energy Corp.	71,778

		665,374

	Total long-term investments (cost $52,621,417)	67,362,296

SHORT-TERM INVESTMENTS 0.5%

Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
359,481	(cost $359,481; Note 3)	359,481

	Total Investments 100.0% (cost $52,980,898; Note 5)	67,721,777
	Other assets in excess of liabilities	3,006

	Net Assets 100.0%	$67,724,783

(a)	Non-income producing security.

ADR—American Depository Receipt

See Notes to Financial Statements.

Strategic Partners Large Capitalization Value Fund	33

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2005 were as follows:

Insurance	10.5%
Electric Utilities	9.3
Commercial Banks	6.2
Oil Field Equipment & Services	5.0
Financial Services	4.7
Tobacco	4.0
Healthcare Providers & Services	3.9
Aerospace/Defense	3.7
Hotels, Restaurants & Leisure	3.3
Industrial Conglomerates	2.8
IT Services	2.8
Thrifts & Mortgage Finance	2.7
Diversified Financial Services	2.6
Media	2.5
Multiline Retails	2.5
Food Products	2.4
Household Durables	2.4
Software	2.4
Telecommunications	2.4
Commercial Services & Supplies	2.3
Real Estate	2.0
Chemicals	1.6
Oil & Gas	1.6
Food & Staples Retailing	1.4
Leisure Equipment & Products	1.2
Paper & Forest Products	1.2
Metals & Mining	1.1
Automotive Components	1.0
Utilities Gas & Electric	1.0
Road & Rail	0.9
Real Estate Investment Trust	0.9
Textiles, Apparel & Luxury Goods	0.9
Retailing	0.8
Industrial Machinery	0.7
Machinery	0.6
Money Market Mutual Fund	0.5
Automobiles	0.4
Capital Markets	0.4
Pharmaceuticals	0.4
Computers & Peripherals	0.3
Consumer Finance	0.3
Consumer Products	0.3
Toys & Sporting Goods	0.3
Air Freight & Logistics	0.2
Exchange Traded Funds	0.2
Gas & Pipeline Utilities	0.2
Healthcare Equipment & Supplies	0.2
Homebuilding	0.2
Multi-Utilities	0.2
Biotechnology	0.1
Communications Equipment	0.1
Cosmetics & Toiletries	0.1
Diversified Telecommunication Services	0.1
Internet	0.1
Semiconductors & Semiconductor Equipment	0.1

100.0%

See Notes to Financial Statements.

34	Visit our website at www.strategicpartners.com

SEMIANNUAL REPORT

JANUARY 31, 2005

STRATEGIC PARTNERS

SMALL CAPITALIZATION GROWTH FUND

PORTFOLIO OF INVESTMENTS

(Unaudited)

Portfolio of Investments

as of January 31, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.1%
COMMON STOCK

Aerospace & Defense 2.7%
3,080	Applied Signal Technology, Inc.	$90,768
1,665	Ceradyne, Inc.(a)	56,160
3,560	DRS Technologies, Inc.(a)	144,536
2,150	Engineered Support Systems, Inc.	124,722
4,290	Mercury Computer Systems, Inc.(a)	132,861

		549,047

Auto Components 0.6%
2,234	Gentex Corp.	75,577
7,480	IMPCO Technologies, Inc.(a)	43,608

		119,185

Automobiles 0.9%
3,370	Monaco Coach Corp.	62,379
3,439	Winnebago Industries, Inc.	118,611

		180,990

Banks 2.7%
6,130	Nara Bancorp., Inc.	122,294
3,870	PrivateBancorp., Inc.	126,549
2,560	Signature Bank(a)	77,901
8,445	Southwest Bancorp of Texas, Inc.	166,957
1,196	WinTrust Financial Corp.	66,354

		560,055

Biotechnology 2.1%
7,040	Cypress Bioscience, Inc.(a)	96,131
10,988	Nabi Biopharmaceuticals(a)	141,856
7,990	QLT, Inc. (Canada)(a)	129,198
3,760	Rigel Pharmaceuticals, Inc.(a)	72,154

		439,339

Business Services 2.1%
10,393	FTI Consulting, Inc.(a)	201,624
13,830	Kforce, Inc.(a)	153,098
4,020	Marlin Business Services, Inc.(a)	73,164

		427,886

Capital Markets 0.4%
1,944	Piper Jaffray Cos., Inc.(a)	76,944

See Notes to Financial Statements.

36	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Commercial Services & Supplies 5.0%
4,606	Education Management Corp.(a)	$147,116
6,360	Fair Isaac Corp.	219,738
2,970	Laureate Education, Inc.(a)	131,749
2,270	McGrath RentCorp	97,519
4,570	Navigant Consulting, Inc.(a)	109,360
5,530	Providence Service Corp. (The)(a)	112,259
4,099	Stericycle, Inc.(a)	210,812

		1,028,553

Communication Equipment 3.7%
6,028	Andrew Corp.(a)	78,726
8,556	Avocent Corp.(a)	312,380
9,300	Harmonic, Inc.(a)	106,020
4,630	SafeNet, Inc.(a)	157,142
9,640	Symmetricom, Inc.(a)	93,797

		748,065

Computer & Peripherals 0.8%
4,430	M-Systems Flash Disk Pioneers, Ltd. (Israel)(a)	89,087
5,430	Optimal Robotics Corp.(a)	72,599

		161,686

Construction & Engineering 1.4%
5,602	Jacobs Engineering Group, Inc.(a)	284,526

Electronic Equipment & Instruments 2.1%
11,400	Artesyn Technologies, Inc.(a)	116,052
3,370	Faro Technologies, Inc.(a)	97,191
4,383	Littelfuse, Inc.(a)	139,511
4,600	Radisys Corp.(a)	80,270

		433,024

Electronics & Electronic Components 4.3%
4,430	BEI Technologies, Inc.	124,882
6,333	Benchmark Electronics, Inc.(a)	202,465
2,709	Global Imaging Systems, Inc.(a)	96,955
7,278	Photon Dynamics, Inc.(a)	157,132
3,194	Rogers Corp.(a)	135,809
4,162	Semtech Corp.(a)	76,498
17,710	SRS Labs, Inc.(a)	91,915

		885,656

See Notes to Financial Statements.

Strategic Partners Small Capitalization Growth Fund	37

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Energy Equipment & Services 1.8%
2,098	Cooper Cameron Corp.(a)	$118,348
3,060	Maverick Tube Corp.(a)	104,224
7,770	Patterson-UTI Energy, Inc.	151,126

		373,698

Financial Services 3.2%
3,250	Affiliated Managers Group, Inc.(a)	206,082
3,533	Financial Federal Corp.	121,889
2,196	Gabelli Asset Management, Inc. (Class A shares)	105,079
2,966	Jefferies Group, Inc.	115,674
4,460	Saxon Capital, Inc.	96,559

		645,283

Food & Beverage 1.3%
5,306	Performance Food Group Co.(a)	144,376
18,584	SunOpta, Inc. (Canada)(a)	131,575

		275,951

Gaming 1.4%
3,300	Mikohn Gaming Corp.(a)	33,000
9,740	Scientific Games Corp.(a)	250,513

		283,513

Healthcare Equipment & Supplies 5.5%
5,272	Advanced Neuromodulation Systems, Inc.(a)	208,296
5,310	Closure Medical Corp.(a)	105,350
3,367	Edwards Lifesciences Corp.(a)	137,037
1,164	IDEXX Laboratories, Inc.(a)	67,524
3,720	Kindred Healthcare, Inc.(a)	101,891
4,950	Lifeline Systems, Inc.(a)	135,086
3,720	PolyMedica Corp.	139,239
100	Priority Healthcare Corp. (Class B shares)(a)	2,306
20,800	Spectranetics Corp. (The)(a)	128,960
2,494	Varian, Inc.(a)	99,585

		1,125,274

Healthcare Providers & Services 2.9%
5,290	America Service Group, Inc.(a)	145,105
3,473	AmSurg Corp.(a)	91,722
2,500	Chemed Corp.	179,050

See Notes to Financial Statements.

38	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

2,343	LifePoint Hospitals, Inc.(a)	$88,565
6,655	PSS World Medical, Inc.(a)	83,520

		587,962

Homebuilders 0.3%
1,689	WCI Communities, Inc.(a)	53,812

Hotels, Restaurants & Leisure 1.8%
8,634	RARE Hospitality International, Inc.(a)	271,971
3,860	Ruby Tuesday, Inc.	98,198

		370,169

Insurance 2.8%
6,900	Affirmative Insurance Holdings, Inc.	110,952
4,462	Infinity Property & Casualty Corp.	146,131
5,045	LabOne, Inc.(a)	169,259
12,600	Tower Group, Inc.	147,924

		574,266

Internet Software & Services 6.1%
5,070	Ask Jeeves, Inc.(a)	143,785
10,981	Digital Insight Corp.(a)	182,504
16,860	Digitas, Inc.(a)	176,018
2,580	Equinix, Inc.(a)	108,205
2,870	InfoSpace, Inc.(a)	135,493
5,320	j2 Global Communications, Inc.(a)	172,794
12,100	Keynote Systems, Inc.(a)	150,887
6,760	RADVision Ltd. (Israel)(a)	99,372
3,380	Radware Ltd. (Israel)(a)	82,438

		1,251,496

IT Services 1.5%
11,623	Ciber, Inc.(a)	97,866
8,460	CNET Networks, Inc.(a)	93,060
5,072	UNOVA, Inc.(a)	116,960

		307,886

Leisure Equipment & Products 0.7%
9,690	K2, Inc.(a)	136,241

Media 4.7%
5,302	Cox Radio, Inc.(a)	83,560
5,444	Emmis Communications Corp. (Class A shares)(a)	95,651

See Notes to Financial Statements.

Strategic Partners Small Capitalization Growth Fund	39

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

10,150	Entravision Communications Corp. (Class A shares)(a)	$81,200
1,498	Getty Images, Inc.(a)	104,411
8,300	Image Entertainment, Inc.(a)	47,310
22,509	ValueClick, Inc.(a)	297,793
18,007	ValueVision Media, Inc. (Class A shares)(a)	256,600

		966,525

Medical Products & Services 3.2%
7,250	Abaxis, Inc.(a)	98,310
2,078	American Medical Systems Holdings, Inc.(a)	81,603
17,900	Encore Medical Corp.(a)	100,956
2,437	INAMED Corp.(a)	168,640
1,300	Intuitive Surgical, Inc.(a)	51,870
2,300	Laserscope(a)	67,965
22,000	Orthovita, Inc.(a)	84,260

		653,604

Oil & Gas 4.7%
4,732	Cal Dive International, Inc.(a)	206,788
3,053	Forest Oil Corp.(a)	102,856
22,240	Grey Wolf, Inc.(a)	117,872
2,016	Hydril Co.(a)	100,800
5,570	Oil States International, Inc.(a)	106,109
7,780	Superior Energy Services, Inc.(a)	123,858
2,700	Unit Corp.(a)	98,658
3,581	Western Gas Resoures, Inc.	109,041

		965,982

Pharmaceuticals 3.7%
4,760	Alexion Pharmaceuticals, Inc.(a)	117,762
4,900	Atherogenics, Inc.(a)	90,895
9,120	Connetics Corp.(a)	222,711
6,499	Enzon Pharmaceuticals, Inc.(a)	83,837
6,215	HealthExtras, Inc.(a)	95,897
6,930	Salix Pharmaceuticals, Ltd.(a)	104,297
3,550	Vaxgen, Inc.(a)	52,824

		768,223

Retail 5.3%
4,046	99 Cents Only Stores(a)	60,690
5,730	Beacon Roofing Supply, Inc.(a)	114,600
14,340	Cosi, Inc.(a)	86,040
4,680	EZCORP., Inc.(Class A shares)(a)	89,294

See Notes to Financial Statements.

40	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

7,875	Fred’s, Inc.	$129,701
2,910	Guitar Center, Inc.(a)	166,598
5,527	Jos. A. Bank Clothiers, Inc.(a)	158,625
4,387	Linens ‘n Things, Inc.(a)	113,623
4,438	PETCO Animal Supplies, Inc.(a)	168,511

		1,087,682

Road & Rail 0.5%
2,830	Old Dominion Freight Line, Inc.(a)	100,041

Semiconductors & Semiconductor Equipment 2.7%
6,480	Intersil Corp.	96,098
5,840	Microsemi Corp.(a)	90,111
13,170	O2Micro International Ltd. (Cayman Islands)(a)	116,818
2,300	Silicon Laboratories, Inc.(a)	78,430
8,730	Sirf Technology Holdings, Inc.(a)	92,102
5,420	Ultratech, Inc.(a)	80,270

		553,829

Software 10.0%
5,605	Altiris, Inc.(a)	182,218
3,343	Catapult Communications Corp.(a)	74,549
11,420	Embarcadero Technologies, Inc.(a)	89,533
8,780	Epicor Software Corp.(a)	118,442
1,239	FactSet Research Systems, Inc.	66,163
7,474	Filenet Corp.(a)	167,043
3,950	Hyperion Solutions Corp.(a)	189,757
7,900	Infocrossing, Inc.(a)	142,121
15,075	Informatica Corp.(a)	116,681
3,724	Jack Henry & Associates, Inc.	77,422
728	Keane, Inc.(a)	9,515
2,184	Kronos, Inc.(a)	117,434
2,239	Macrovision Corp.(a)	52,236
6,470	Merge Technologies, Inc.(a)	120,019
7,570	Serena Software, Inc.(a)	162,754
6,510	Smith Micro Software, Inc.(a)	48,630
5,600	Sonic Solutions, Inc.(a)	99,736
16,690	Synplicity, Inc.(a)	113,492
4,640	THQ, Inc.(a)	103,240

		2,050,985

See Notes to Financial Statements.

Strategic Partners Small Capitalization Growth Fund	41

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Specialty Retail 1.5%
3,395	Aaron Rents, Inc. (Class B shares)	$72,110
3,260	Cost Plus, Inc.(a)	85,510
4,210	Tractor Supply Co.(a)	150,718

		308,338

Textiles, Apparel & Luxury Goods 2.3%
13,259	Ashworth, Inc.(a)	149,430
10,350	Charlotte Russe Holdings, Inc.(a)	110,952
3,036	Fossil, Inc.(a)	84,704
3,630	Oxford Industries, Inc.	134,963

		480,049

Transportation 1.4%
3,778	Forward Air Corp.(a)	161,000
8,670	Vitran Corp., Inc. (Class A shares) (Canada)(a)	128,836

		289,836

	Total long-term investments (cost $17,557,266)	20,105,601

SHORT-TERM INVESTMENT 1.2%

Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
237,801	(cost $237,801; Note 3)	237,801

	Total Investments 99.3% (cost $17,795,067; Note 5)	20,343,402
	Other assets in excess of liabilities 0.7%	143,711

	Net Assets 100.0%	$20,487,113

(a)	Non-income producing security.

See Notes to Financial Statements.

42	Visit our website at www.strategicpartners.com

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2005 were as follows:

Software	10.0%
Internet Software & Services	6.1
Healthcare Equipment & Supplies	5.5
Retail	5.3
Commercial Services & Supplies	5.0
Media	4.7
Oil & Gas	4.7
Electronics & Electronic Components	4.3
Communications Equipment	3.7
Pharmaceuticals	3.7
Financial Services	3.2
Medical Products & Services	3.2
Healthcare Providers & Services	2.9
Insurance	2.8
Aerospace & Defense	2.7
Banks	2.7
Semiconductors & Semiconductor Equipment	2.7
Textiles, Apparel & Luxury Goods	2.3
Biotechnology	2.1
Business Services	2.1
Electronic Equipment & Instruments	2.1
Energy Equipment & Services	1.8
Hotels, Restaurants & Leisure	1.8
IT Services	1.5
Specialty Retail	1.5
Construction & Engineering	1.4
Gaming	1.4
Transportation	1.4
Food & Beverage	1.3
Money Market Mutual Fund	1.2
Automobiles	0.9
Computer & Peripherals	0.8
Leisure Equipment & Products	0.7
Auto Components	0.6
Road & Rail	0.5
Capital Markets	0.4
Homebuilders	0.3

99.3
Other assets in excess of liabilities	0.7

100.0%

See Notes to Financial Statements.

Strategic Partners Small Capitalization Growth Fund	43

SEMIANNUAL REPORT

JANUARY 31, 2005

STRATEGIC PARTNERS

SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS

(Unaudited)

Portfolio of Investments

as of January 31, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 93.6%
COMMON STOCK

Aerospace/Defense 1.6%
6,000	Curtiss-Wright Corp.	$307,140
13,750	Moog, Inc. (Class A shares)(a)	597,988
5,700	Precision Castparts Corp.	400,710

		1,305,838

Airlines 0.4%
20,000	SkyWest, Inc.	344,400

Auto Related 2.4%
16,500	ArvinMeritor, Inc.	314,160
27,200	CSK Auto Corp.(a)	428,944
16,900	Snap-on, Inc.	559,559
10,500	United Auto Group, Inc.	296,835
11,000	Winnebago Industries, Inc.	379,390

		1,978,888

Banks & Savings & Loans 2.9%
7,400	Astoria Financial Corp.	278,536
16,000	Bancorpsouth, Inc.	348,800
17,100	BankUnited Financial Corp. (Class A shares)(a)	498,978
16,000	Commercial Federal Corp.	449,280
4,300	Hibernia Corp. (Class A shares)	113,176
12,568	Old National Bancorp.	273,605
15,000	Susquehanna Bancshares, Inc.	370,350

		2,332,725

Beverages 0.8%
5,000	Adolph Coors Co.	373,000
14,700	Pepsiamericas, Inc.	312,375

		685,375

Biotechnology 0.5%
33,119	Nabi Biopharmaceuticals(a)	427,566

Building Products 0.4%
17,000	Lennox International, Inc.	339,320

See Notes to Financial Statements.

Strategic Partners Small Capitalization Value Fund	45

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Business Services 1.7%
25,100	Administaff, Inc.(a)	$366,209
12,300	Global Payments, Inc.	704,667
12,300	Kelly Services, Inc. (Class A shares)	357,930

		1,428,806

Chemicals 3.1%
12,000	Lubrizol Corp.	432,360
22,900	Methanex Corp. (Canada)	369,148
18,000	RPM International, Inc.	317,340
8,300	Scotts Co. (Class A shares)(a)	564,068
19,500	Sensient Technologies Corp.	443,625
8,100	Valspar Corp. (The)	396,900

		2,523,441

Commercial Banks 0.3%
7,500	Hudson United Bancorp.	275,700

Commercial Services & Supplies 1.2%
34,800	Allied Waste Industries, Inc.(a)	289,188
9,000	Banta Corp.	389,790
8,800	Harland (John H.) Co.	320,320

		999,298

Containers & Packaging 0.4%
23,000	Rock-Tenn Co. (Class A shares)	319,010

Diversified Financial Services 6.4%
15,300	Accredited Home Lenders Holding Co.(a)	743,274
39,100	AmeriCredit Corp.(a)	959,905
27,200	Eaton Vance Corp.	680,816
12,000	GATX Corp.	357,360
23,100	Jefferies Group, Inc.	900,900
14,800	Oriental Financial Group	417,360
26,600	Raymond James Financial, Inc.	829,122
2,000	Student Loan Corp.	361,320

		5,250,057

Diversified Manufacturing 0.8%
18,700	Watsco, Inc.	647,207

See Notes to Financial Statements.

46	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Drugs & Healthcare 7.4%
8,925	Barr Pharmaceuticals, Inc.(a)	$424,384
17,300	Chattem, Inc.(a)	624,011
18,700	Cooper Cos., Inc.	1,434,290
23,000	Covance, Inc.(a)	977,500
18,000	K-V Pharmaceutical Co. (Class A Shares)(a)	369,900
12,000	Owens & Minor, Inc.	342,600
8,400	Perrigo Company	144,060
26,400	Pharmaceutical Product Development, Inc.(a)	1,094,280
26,700	Serologicals Corp.(a)	631,188

		6,042,213

Electric Utilities 1.4%
18,000	Cleco Corp.	355,140
11,000	Duquesne Light Holdings, Inc.	204,160
24,000	PNM Resources, Inc.	605,520

		1,164,820

Electrical Equipment 0.8%
13,000	Acuity Brands, Inc.	357,110
10,800	Regal-Beloit Corp.	325,512

		682,622

Electronic Equipment & Instruments 0.7%
36,100	Checkpoint Systems, Inc.(a)	561,716

Electronics 2.6%
25,100	FLIR Systems, Inc.(a)	1,529,845
9,300	Lincoln Electric Holdings, Inc.	298,995
47,500	Sanmina-SCI Corp.(a)	293,550

		2,122,390

Energy Equipment & Services 0.6%
11,500	Tidewater, Inc.	445,740

Food & Staples Retailing 0.8%
18,000	Casey’s General Stores, Inc.	317,160
17,000	Ruddick Corp.	358,700

		675,860

Food Products 2.5%
13,200	Corn Products International, Inc.	387,552
14,500	Fresh Del Monte Produce, Inc. (Cayman Islands)	462,985

See Notes to Financial Statements.

Strategic Partners Small Capitalization Value Fund	47

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

8,500	Lancaster Colony Corp.	$359,635
14,000	Loews Corp.—Carolina Group	439,460
7,500	Universal Corporation VA	354,450

		2,004,082

Gas Utilities 2.3%
13,500	Atmos Energy Corp.	373,950
19,600	Cascade Natural Gas Corp.	400,624
10,500	Northwest Natural Gas Co.	356,475
9,000	Peoples Energy Corp.	385,470
12,000	WGL Holdings, Inc.	364,320

		1,880,839

Healthcare Equipment & Supplies 0.9%
13,800	Arrow International, Inc.	442,842
5,600	Invacare Corp.	260,624

		703,466

Healthcare Providers & Services 2.6%
21,700	Accredo Health, Inc.(a)	646,226
19,900	American Healthways, Inc.(a)	620,482
10,700	AMERIGROUP Corp.(a)	439,877
25,000	Select Medical Corp.	443,250

		2,149,835

Homebuilders 2.6%
32,500	Hovnanian Enterprises, Inc. (Class A shares)(a)	1,697,800
7,000	M/I Homes, Inc.	397,600

		2,095,400

Hotels, Restaurants & Leisure 3.0%
15,000	Bob Evans Farms, Inc.	365,400
10,400	Brinker International, Inc.(a)	391,144
12,200	CEC Entertainment, Inc.(a)	477,508
18,000	Intrawest Corp. (Canada)	350,100
13,500	Landry’s Restaurants, Inc.	380,700
16,600	Sonic Corp.(a)	528,544

		2,493,396

Household Durables 5.4%
15,600	Harman International Industries, Inc.	1,897,740
17,000	Maytag Corp.	267,070
5,005	MDC Holdings, Inc.	364,364

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

16,000	Meritage Corp.(a)	$1,034,400
13,000	Standard Pacific Corp.	864,890

		4,428,464

Industrial Conglomerates 1.1%
13,000	Chicago Bridge & Iron Co. N.V. (Netherlands)	491,400
7,500	Teleflex, Inc.	380,625

		872,025

Insurance 5.6%
14,000	American Financial Group, Inc.	431,060
7,500	AmerUs Group Co.	334,275
11,900	Commerce Group, Inc.	777,189
17,750	Delphi Financial Group, Inc. (Class A shares)	797,685
9,500	Hilb, Rogal & Hobbs Co.	337,820
9,000	Landamerica Financial Group, Inc.	462,960
17,100	Philadelphia Consolidated Holding Corp.(a)	1,146,897
8,100	Protective Life Corp.	333,396

		4,621,282

Machinery 3.4%
10,500	Albany International Corp. (Class A shares)	358,575
15,000	Barnes Group, Inc.	384,750
12,000	Crane Co.	342,000
7,000	Harsco Corp.	382,130
9,900	Mueller Industries, Inc.	313,830
8,000	Tecumseh Products Co. (Class A shares)	325,040
14,000	Valmont Industries, Inc.	339,220
9,500	York International Corp.	345,040

		2,790,585

Marine 1.0%
6,500	Frontline, Ltd. (Bermuda)	329,875
10,000	Teekay Shipping Corp. (Bahamas)	443,700

		773,575

Media 0.8%
19,000	Handleman Co.	369,550
32,700	Sinclair Broadcast Group, Inc. (Class A shares)	269,121

		638,671

See Notes to Financial Statements.

Strategic Partners Small Capitalization Value Fund	49

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Metals & Mining 2.0%
19,500	Agnico-Eagle Mines Ltd. (Canada)	$248,430
8,700	Arch Coal, Inc.	317,985
28,000	Goldcorp, Inc. (Canada)	391,720
12,000	Massey Energy Co.	455,160
4,800	Quanex Corp.	253,056

		1,666,351

Multi-Utilities & Unregulated Power 2.5%
7,000	Energen Corp.	410,480
12,500	National Fuel Gas Co.	352,500
19,500	ONEOK, Inc.	540,150
14,000	Vectren Corp.	386,540
16,600	Westar Energy, Inc.	386,780

		2,076,450

Multimedia 0.5%
12,600	Scholastic Corp.(a)	431,550

Oil & Gas 7.3%
34,000	Cabot Oil & Gas Corp.	1,600,720
33,800	Chesapeake Energy Corp.	593,866
7,100	Frontier Oil Corp.	198,587
800	Holly Corp.	24,208
30,000	Range Resources Corp.	665,700
16,000	St. Mary Land & Exploration Co.	688,160
26,500	Swift Energy Co.(a)	802,155
9,000	UGI Corp.	375,030
25,000	Vintage Petroleum, Inc.	605,250
13,000	Western Gas Resoures, Inc.	395,850

		5,949,526

Paper & Forest Products 0.4%
6,700	Potlatch Corp.	308,334

Real Estate Investment Trust 4.2%
20,000	Annaly Mortgage Management, Inc.	392,000
13,200	Entertainment Properties Trust	555,852
13,700	Equity One, Inc.	279,617
6,700	First Industrial Realty Trust, Inc.	262,104
6,600	Healthcare Realty Trust, Inc.	240,702
24,600	HRPT Properties Trust	292,986
13,100	Nationwide Health Properties, Inc.	284,139
15,500	New Plan Excel Realty Trust	391,685

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

6,000	Shurgard Storage Centers, Inc.	$245,400
9,600	SL Green Realty Corp.	511,008

		3,455,493

Retail 3.3%
11,800	Borders Group, Inc.	309,750
11,500	Brown Shoe Co., Inc.	333,040
11,200	Burlington Coat Factory Warehouse Corp.	289,072
15,800	Claire’s Stores, Inc.	325,954
30,000	Phillips-Van Heusen Co.	816,300
12,300	School Specialty, Inc.(a)	478,347
7,400	Stein Mart, Inc.(a)	146,002

		2,698,465

Road & Rail 0.7%
8,000	Arkansas Best Corp.	321,360
8,000	USF Corp.	263,680

		585,040

Telecommunications 1.9%
83,900	American Tower Corp. (Class A shares)(a)	1,520,268

Textiles, Apparel, & Luxury Goods 0.8%
12,000	Kellwood Co.	347,280
17,000	Russell Corp.	306,000

		653,280

Thrifts & Mortgage Finance 1.1%
19,000	Fremont General Corp.	465,310
16,800	Washington Federal, Inc.	437,640

		902,950

Waste Management 0.5%
13,200	Republic Services, Inc.	435,204

	Total long-term investments (cost $56,022,874)	76,687,523

SHORT-TERM INVESTMENT 6.4%

Money Market Mutual Fund
	Dryden Core Investment - Taxable Money Market Series
5,228,654	(cost $5,228,654; Note 3)	5,228,654

	Total Investments 100.0% (cost $61,251,528; Note 5)	81,916,177
	Other assets in excess of liabilities	36,468

	Net Assets 100%	$81,952,645

(a)	Non-income producing security.

See Notes to Financial Statements.

Strategic Partners Small Capitalization Value Fund	51

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2005 were as follows:

Drugs & Healthcare	7.4%
Oil & Gas	7.3
Diversified Financial Services	6.4
Money Market Mutual Fund	6.4
Insurance	5.6
Household Durables	5.4
Real Estate Investment Trust	4.2
Machinery	3.4
Retail	3.3
Chemicals	3.1
Hotels, Restaurants & Leisure	3.0
Banks & Savings & Loans	2.9
Electronics	2.6
Healthcare Providers & Services	2.6
Homebuilders	2.6
Multi-Utilities & Unregulated Power	2.5
Food Products	2.5
Auto Related	2.4
Gas Utilities	2.3
Metals & Mining	2.0
Telecommunications	1.9
Business Services	1.7
Aerospace/Defense	1.6
Electric Utilities	1.4
Commercial Services & Supplies	1.2
Industrial Conglomerates	1.1
Thrifts & Mortgage Finance	1.1
Marine	1.0
Healthcare Equipment & Supplies	0.9
Beverages	0.8
Diversified Manufacturing	0.8
Electrical Equipment	0.8
Food & Staples Retailing	0.8
Media	0.8
Textiles, Apparel & Luxury Goods	0.8
Electronic Equipment & Instruments	0.7
Road & Rail	0.7
Energy Equipment & Services	0.6
Biotechnology	0.5
Multimedia	0.5
Waste Management	0.5
Airlines	0.4
Building Products	0.4
Containers & Packaging	0.4
Paper & Forest Products	0.4
Commerical Banks	0.3

100.0%

See Notes to Financial Statements.

52	Visit our website at www.strategicpartners.com

SEMIANNUAL REPORT

JANUARY 31, 2005

STRATEGIC PARTNERS

TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS

(Unaudited)

Portfolio of Investments

as of January 31, 2005 (Unaudited)

Moody’s Ratings	Principal Amount (000)	Description	Value (Note 1)

LONG-TERM INVESTMENTS 68.1%

ASSET BACKED SECURITIES 5.2%
Aaa	$574	Ace Securities Corp., Ser. 2004-OP1 A2A, F.R.N. 2.53%, 4/25/34	$574,474
Aaa	11	Amortizing Residential Collateral Trust, Ser. 2000-BC3, Class A2, F.R.N., 2.79%, 9/25/30	10,672
Aaa	145	Bank of America Mortgage Securities, Ser. 2004-2, Class 5A1, 6.50%, 10/25/31	146,366
Aaa	302	Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2002-11 Class 1A1, F.R.N., 5.64%, 2/25/33	301,148
Aaa	406	CS First Boston Mortgage Securities, Ser. 2002-HE16 A2, F.R.N. 2.86%, 10/25/32	407,162
A1+	308	Honda Auto Receivables Owner Trust, Ser. 2004-3 A1 2.09%, 11/18/05	307,931
Aaa	26	Indymac Adjustable Rate Mortgage Trust, Ser. 2001-H2, Class A1, F.R.N., 3.87%, 1/25/32	25,883
AAA(a)	788	Master Asset Securitization Trust, Ser. 2003-7 Class 1A2, 5.50%, 9/25/33	795,526
Aaa	330	Quest Trust, Ser. 2004-X2, Class A1, F.R.N. 3.09%, 6/25/34	330,785
Aaa	281	Residential Funding Mortgage Securities Corp., Ser. 2003-S9, Class A1, 6.50%, 3/25/32	287,699
Aaa	103	Washington Mutual Mortgage Loan Trust, Ser. 2003-AR1, Class 2A, F.R.N. 5.40%, 2/25/33	103,515
Aaa	1,954	Ser. 2003-R1 A1, F.R.N. 2.80%, 12/25/27	1,951,860

		Total asset-backed securities (cost $5,255,652)	5,243,021

See Notes to Financial Statements.

54	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS 10.3%

Airlines 0.1%
NR	$300	United Air Lines, 9.21%, 1/21/17(d)	$135,270

Financial Services 7.2%
A3	500	Ford Motor Credit Corp., 6.75%, 5/15/05	504,760
A3	100	6.875%, 2/1/06	102,557
A3	900	7.50%, 3/15/05	904,272
Aaa	JPY 70,000	General Electric Capital Corp., .10%, 12/20/05	676,508
Aaa	77,000	1.40%, 11/2/06	759,774
Baa1	$1,400	General Motors Acceptance Corp., 3.58%, 4/13/06	1,395,166
A3	1,000	6.875%, 9/15/11	1,004,167
Baa1	1,000	General Motors Nova Scotia Finance Co., 6.85%, 10/15/08	1,017,907
AA2	500	HSBC Bank, F.R.N. 2.59%, 9/21/07	500,173
Caa2	200	Quest Capital Funding, Inc., 7.00%, 8/3/09	192,500
Caa2	200	7.25%, 2/15/11	192,000

			7,249,784

Household Products 0.5%
A3	500	Clorox Co., F.R.N. 2.54%, 12/14/07	499,810

Oil & Gas 0.7%
Caa1	700	El Paso Corp., M.T.N., 7.75%, 1/15/32	680,750

Telecommunications 1.4%
Ba1	250	AT&T Corp., 9.05%, 11/15/11	290,000
A2	1,100	SBC Communications, Inc., 4.21%, 6/5/21	1,104,675

			1,394,675

See Notes to Financial Statements.

Strategic Partners Total Return Bond Fund	55

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)		Description	Value (Note 1)

Utilities 0.4%
Baa2		$288	Pacific Gas & Electric., F.R.N 3.26%, 4/3/06	$288,285
Baa2		147	TXU Energy Co. LLC, F.R.N. 3.42%, 1/17/06	147,384

				435,669

			Total corporate bonds (cost $10,220,268)	10,395,958

FOREIGN GOVERNMENT OBLIGATIONS 15.5%
NR		44	Brazilian Government Bonds, 3.13%, 4/15/12 F.R.N.	42,159
B2		1,337	8.00%, 4/15/14	1,368,644
B1		1,200	11.00%, 8/17/40	1,389,000
Aaa	EUR	900	Deutsche Bunderepublik, 5.625%, 1/4/28	1,459,908
Aaa		100	6.50%, 7/4/27	178,575
NR		1,200	Deutschland Republic, 5.25%, 7/4/10	1,735,545
NR		1,300	France Government Bond O.A.T., 5.00%, 4/25/12	1,878,518
AAA		1,000	German Government Bonds, 6.00%, 1/4/07	1,390,044
Aa2	JPY	43,000	Republic of Italy, 3.80%, 3/27/08	461,647
Ba1		$500	Republic of Panama, 8.25%, 4/22/08	550,000
Ba3		500	Republic of Peru, 9.88%, 2/6/15	598,750
NR		1,800	Russia Government Bond, 5.00%, 3/31/30	1,889,640
Aaa	GBP	1,400	United Kingdom Treasury, 5.00%, 3/7/12 - 9/7/14	2,716,812

			Total foreign government obligations (cost $14,876,930)	15,659,242

MUNICIPALS 4.9%
Aaa		$1,000	Adams County, Penn., 4.75%, 11/15/28	1,021,450
Aaa		500	Chicago, M.B.I.A., Ser. A 5.00%, 1/1/41	512,895

See Notes to Financial Statements.

56	Visit our website at www.strategicpartners.com

.

Moody’s Ratings	Principal Amount (000)	Description	Value (Note 1)

Aaa	$400	Georgia St. Road & Thrwy. Auth. Rev., 5.00%, 3/1/21	$428,508
Baa2	1,100	Golden St. Tobacco Securitization, California Tobacco Securitization Rev., 6.25%, 6/1/33	1,105,588
Baa2	500	6.375%, 6/1/32	498,995
Baa2	300	6.75%, 6/1/39	306,285
Aaa	300	Houston Ind. Sch. Dist., 4.75%, 2/15/26	304,170
Aaa	715	South Center Connecticut, Regional Water Authority, 5.00%, 8/1/26	761,711

		Total municipals (cost $4,623,676)	4,939,602

U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES 9.5%
	412	Federal Home Loan Mortgage Corp.,(b) 6.50%, 3/1/16 - 3/1/18	434,925
	20	Federal National Mortgage Assn.,(b) 2.93%, 10/18/30, F.R.N	20,028
	188	3.73%, 5/1/36, F.R.N	190,713
	103	4.45%, 9/1/31, F.R.N	102,901
	151	4.50%, 8/1/33	147,528
	4,500	4.50%, 2/12/34, TBA	4,391,721
	142	5.00%, 1/1/19	144,608
	1,000	5.00%, 12/25/33 TBA	992,850
	372	5.50%, 2/1/17	383,903
	676	5.94%, 11/1/11	728,881
	520	6.00%, 5/1/16 - 1/1/23	543,090
	1,342	6.50%, 9/1/21 - 7/1/32	1,412,804
	11	Government National Mortgage Assn.,(b) 2.90%, 9/20/30, F.R.N	11,498
	15	2.93%, 10/16/30, F.R.N	15,417
	61	4.50%, 11/20/29	62,288
	9	8.00%, 8/20/31	9,850
	9	8.50%, 6/15/30	9,629

		Total U.S. government agency mortgage backed securities (cost $9,390,123)	9,602,634

See Notes to Financial Statements.

Strategic Partners Total Return Bond Fund	57

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)	Description	Value (Note 1)

U.S. GOVERNMENT SECURITIES 22.7%
	$2,481	United States Treasury Inflation Notes,(b) 2.00%, 1/15/14	$2,566,594
	405	2.375%, 1/15/25	436,050
	2,411	3.375%, 1/15/07	2,528,578
	3,547	3.625%, 1/15/08	3,821,867
	700	United States Treasury Notes,(b) 3.875%, 5/15/09	707,547
	800	4.00%, 2/15/14	793,562
	5,100	4.88%, 2/15/12	5,393,449
	2,400	5.00%, 8/15/11	2,553,281
	2,300	6.00%, 2/15/26	2,709,688
	1,000	8.875%, 8/15/17	1,432,500

		Total U.S. government securities (cost $22,759,813)	22,943,116

		Total long-term investments (cost $67,126,462)	68,783,573

SHORT-TERM INVESTMENTS 48.9%

COMMERCIAL PAPER 46.9%
P-1	100	Anz (Deleware), Inc., 2.01%, 2/14/05	99,911
P-1	100	2.37%, 2/22/05	99,866
P-1	2,800	ASB Bank LTD, 2.42%, 4/7/05	2,787,048
P-1	2,800	Bank of Ireland, 2.53%, 4/11/05	2,786,028
P-1	2,300	Barclays Funding, 2.43%, 3/15/05	2,293,337
P-1	800	2.53%, 5/3/05	794,884
P-1	200	CBA (DE) Finance, 2.53%, 4/11/05	199,014
P-1	2,000	CDC Corp., 2.04%, 2/16/05	1,998,022
P-1	100	Danske, 2.37%, 3/14/05	99,719
P-1	1,800	2.38%, 4/1/05	1,792,422
P-1	100	2.43%, 3/11/05	99,744
P-1	1,000	2.44%, 3/23/05	996,631
P-1	1,900	DBN Bank, 2.41%, 2/23/05	1,897,208

See Notes to Financial Statements.

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Moody’s Ratings	Principal Amount (000)	Description	Value (Note 1)

P-1	$2,200	Dexia Delaware LLC, 2.36%, 3/3/05	$2,195,673
P-1	800	European Investment Bank, 2.27%, 2/1/05	800,000
P-1	2,800	General Electric Capital Corp., 2.32%, 2/24/05	2,795,769
P-1	100	2.34%, 3/1/05	99,811
P-1	400	HBOS Treasury Services, 2.07%, 2/22/05	399,465
P-1	700	2.13%, 2/2/05	699,916
P-1	1,100	2.37%, 3/8/05	1,097,494
P-1	900	2.43%, 3/15/05	897,393
P-1	100	ING US Funding LLC, 2.40%, 4/5/05	99,552
P-1	2,800	2.45%, 3/21/05	2,790,710
P-1	1,000	IXIS, 2.56%, 4/22/05	994,220
P-1	1,300	Nestle Capital Corp., 2.22%, 2/15/05	1,298,750
P-1	600	Nordea North America, Inc., 2.60%, 4/25/05	596,352
P-1	2,400	Pfizer, Inc., 2.24%, 3/18/05	2,392,688
P-1	1,800	Royal Bank of Scotland PLC, 2.35%, 2/16/05	1,798,238
P-1	1,900	Skandi Ensk Bank 2.12%, 2/4/05	1,899,524
P-1	1,300	Swedbank, 2.44%, 3/10/05	1,296,740
P-1	1,000	2.45%, 3/28/05	996,108
P-1	2,500	Total Fina Elf, 2.43%, 2/22/05	2,496,456
P-1	2,600	UBS Finance LLC, 2.44%, 3/10/05	2,593,813
P-1	500	2.53%, 5/3/05	496,685
P-1	2,800	Unicredit Deleware Inc., 2.51%, 4/6/05	2,787,204

		Total commercial paper (cost $47,470,375)	47,466,395

See Notes to Financial Statements.

Strategic Partners Total Return Bond Fund	59

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Contracts/ Notional Amounts (000)	Description	Value (Note 1)

OUTSTANDING OPTIONS PURCHASED 0.3%

Call Options 0.2%
$2,100,000	Swap Option 3 month LIBOR, expiring 4/27/09 @ 5.75%	$242,294

Put Options 0.1%
42	Euro Futures, expiring 3/14/05 @ $94	525
2,100,000	Swap Option 3 month LIBOR, expiring 4/27/09 @ 6.25%	76,289

		76,814

	Total options purchased (cost $259,140)	319,108

Principal Amount (000)

U.S. GOVERNMENT SECURITIES 1.7%
1,100	United States Treasury Bill,(c) 2.12%, 5/5/05	1,093,011
595	2.20%, 3/17/05	593,459

	Total U.S. Government Securities (cost $1,686,862)	1,686,470

	Total short-term investments (cost $49,157,237)	49,152,865

	Total Investments, Before Outstanding Options Written and Securities Sold Short 117.0% (cost $116,542,839; Note 5)	118,255,546

Contracts/ Notional Amounts (000)

OUTSTANDING OPTIONS WRITTEN (0.1)%

Call Options
6,800,000	Swap Option 3 month LIBOR, expiring 7/07/06 @ 4.0%	(68,694)
2,500,000	Swap Option 3 month LIBOR, expiring 10/31/05 @ 4.0%	(17,480)

See Notes to Financial Statements.

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Contracts/ Notional Amounts (000)	Description	Value (Note 1)

13	United States Treasury Notes, expiring 2/18/05 @ $113	$(3,047)
4	United States Treasury Notes, expiring 5/20/05 @ $114	(1,313)
32	Unites States Treasury Notes, expiring 2/18/05 @ $114	(1,500)

		(92,033)

Put Options (0.1)%
4	90 day GBP LIBOR expiring 12/21/05 @ $94.25	(235)
2,500,000	Swap Option 3 month LIBOR, expiring 10/31/05 @ 7.0%	(355)
6,800,000	Swap Option 3 month LIBOR, expiring 7/03/06 @ 6.0%	(37,359)
54	United States Treasury Notes, expiring 2/18/05 @ $108	(844)

		(38,793)

	Total outstanding option written (premiums received $475,228)	(130,827)

Principal Amount (000)

SECURITIES SOLD SHORT (22.2)%
$600	Federal Home Loan Mortgage Corp., 6.00%, 2/13/33	(619,500)
1,000	Federal National Mortgage Assn., 5.00%, 12/1/34	(997,500)
1,000	5.00%, 12/1/34 TBA	(992,850)
1,337	Federal Republic of Brazil 8.00%, 4/15/14	(1,368,642)
400	United Kingdom Treasury, 5.00%, 3/17/12	(773,376)
7,100	United States Treasury Notes, 3.88%, 2/15/13	(7,027,062)
1,300	4.00%, 11/15/12	(1,301,219)
3,850	4.375%, 8/15/12	(3,950,462)
5,100	4.88%, 2/15/12	(5,393,449)

	(proceeds $22,332,043)	(22,424,060)

See Notes to Financial Statements.

Strategic Partners Total Return Bond Fund	61

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Description	Value (Note 1)

Total Investments, Net of Outstanding Options Written and Securities Sold Short 94.7% (cost $93,735,568)	$95,700,659
Other assets in excess of other liabilities,(e) 5.3%	5,328,141

Net Assets 100%	$101,028,800

F.R.N.—Floating Rate Note.

M.B.I.A.—Municipal Bond Insurance Corporation.

M.T.N.—Medium Term Note.

O.A.T.—European market inflation-linked bonds.

TBA—To be Announced Securities.

The Fund’s current Prospectus contains a description of Moody’s and Standard Poor’s ratings.

(a)	Standard & Poor’s rating.
(b)	Securities have been segregated with the custodian to cover margin requirements for the following open futures contracts at January 31, 2005:

Number of Contracts	Type	Expiration Date	Current Value	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions
219	10yr US T-Note	Mar. 2005	$24,586,172	$24,186,031	$400,141
106	90 Day Euro	Dec. 2005	25,520,825	25,491,813	29,012
78	5yr US T-Note	Mar. 2005	8,521,500	8,527,969	(6,469)
42	Euro-BOBL	Mar. 2005	6,213,475	6,193,784	19,691
34	90 Day Euro	Sept. 2005	8,201,650	8,245,000	(43,350)
25	US Long Bond	Mar. 2005	2,871,094	2,796,750	74,344
18	90 Day Euro	Dec. 2006	4,316,400	4,321,575	(5,175)
9	90 Day GBP Libor	Mar. 2005	2,018,526	2,040,082	(21,556)
4	90 Day GBP Libor	Dec. 2005	897,311	893,895	3,416
4	10yr Euro-Bund	Mar. 2005	625,339	615,958	9,381
1	10yr JPN Bond	Mar. 2005	1,349,379	1,335,122	14,257

					$473,692

(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	Represents Issuer in default on interest payments; non income producing security.
(e)	Other assets in excess of other liabilities include net unrealized appreciation (depreciation) on foreign currency contracts, interest rate and credit default swaps as follows:

See Notes to Financial Statements.

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Outstanding forward currency contracts to purchase foreign currencies at January 31, 2005 were as follows:

Foreign Currency Purchase Contracts	Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Euros, 90,000 Expiring 2/20/05	$116,749	$117,320	$571
Pound Sterling, 38,000 Expiring 2/17/05	71,019	71,672	653
Pound Sterling, 8,446 Expiring 2/01/05	15,909	15,931	22

	$203,677	$204,923	$1,246

Outstanding forward currency contracts to sell foreign currencies at January 31, 2005 were as follows:

Foreign Currency Sale Contracts	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euros, 2,133,000 Expiring 2/10/05	$2,823,678	$2,780,472	$43,206
Pound Sterling, 50,000 Expiring 2/17/05	93,721	94,305	(584)
Japanese Yen, 49,527,000 Expiring 3/10/05	484,135	478,730	5,405

	$3,401,534	$3,353,507	$48,027

Interest rate swap agreements outstanding at January 31, 2005 were as follows (f):

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase & Co.(1)	6/18/2034	EUR	1,000	6.00%	6 Month LIBOR	$126,571
J.P. Morgan Chase & Co.(1)	3/15/2032	EUR	400	6.00%	6 Month LIBOR	32,301
J.P. Morgan Chase & Co.(1)	6/17/2010	EUR	800	6.00%	6 Month LIBOR	32,761
Barclay’s Bank PLC(2)	6/18/2034	GBP	500	5.00%	6 Month LIBOR	(16,187)
Greenwich Capital(1)	6/15/2010		$2,300	4.00%	3 Month LIBOR	12,872
Morgan Stanley & Co. Inc.(2)	6/15/2012	JPY	130,000	2.00%	6 Month LIBOR	(57,019)
UBS Warburg LLC(1)	6/17/2010	EUR	1,200	4.00%	6 Month LIBOR	49,142
Lehman Brothers, Inc.(2)	6/15/2005		$5,400	5.00%	3 Month LIBOR	(43,376)
Lehman Brothers, Inc.(2)	6/15/2005		$1,100	6.00%	3 Month LIBOR	(32,638)
Goldman Sachs Group, Inc.(1)	6/15/2010		$2,800	4.00%	3 Month LIBOR	1,390
Merrill Lynch & Co.(1)	6/15/2008	GBP	1,600	5.00%	6 Month LIBOR	24,707
Barclay’s Bank PLC(2)	3/15/2032	GBP	300	5.00%	6 Month LIBOR	(5,465)
UBS Warburg LLC(2)	12/15/2014	EUR	7,700	5.00%	6 Month LIBOR	(966,194)

						$(841,135)

(1)	Fund pays a fixed rate and receives a floating rate.
(2)	Fund pays a floating rate and receives a fixed rate.
(f)	The Fund paid a transaction fee for entering into the agreements.

See Notes to Financial Statements.

Strategic Partners Total Return Bond Fund	63

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Credit default swap agreements outstanding at January 31, 2005 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
				Allstate Corp.,
Morgan Stanley(1)	12/20/2008	500	0.26%	6.125%, 2/15/12	$(2,026)
				Ingersoll-Rand Co.,
Merrill Lynch & Co.(1)	12/20/2008	200	0.32%	6.48%, 6/1/25	(1,062)
				Emerson Electric Co.,
Morgan Stanley(1)	12/20/2008	300	0.21%	4.625%, 10/15/12	(659)
				Eli Lilly & Co., Inc.,
Barclay’s Bank PLC(1)	12/20/2008	400	0.16%	6.00%, 3/15/12	(551)
				E.I. Dupont,
Bank of America Securities LLC(1)	12/20/2008	300	0.13%	6.875%, 10/15/09	(284)
				Hewlett Packard Co.,
Bear Stearns & Co.(1)	12/20/2008	400	0.32%	6.50%, 7/1/12	(1,805)
				Johnson & Johnson
Lehman Brothers, Inc.(1)	12/20/2008	400	0.11%	3.80%, 5/15/13	(382)
				Home Depot, Inc.,
Lehman Brothers, Inc.(1)	12/20/2008	400	0.12%	5.375%, 4/1/06	(947)
				FedEx Corp.
Citigroup Global Partners Inc.(1)	12/20/2008	300	0.29%	7.25%, 2/15/11	(1,335)
				Whirlpool Corp.,
Lehman Brothers, Inc.(1)	12/20/2008	200	0.29%	8.60%, 5/1/10	(112)
				Eaton Corp.,
Citigroup Global Partners, Inc.(1)	12/20/2008	400	0.28%	5.75%, 7/15/12	(2,228)
				Gannett
Merrill Lynch & Co.(1)	12/20/2008	100	0.22%	6.375%, 4/01/12	(115)
				Wal-Mart Stores, Inc.,
Citigroup Global Partners, Inc.(1)	12/20/2008	600	0.14%	6.875%, 8/10/09	(777)
				Autozone, Inc.,
UBS Warburg LLC(2)	12/20/2008	500	0.35%	5.875%, 10/15/12	4,772
				Costco Wholesale Corp.,
Lehman Brothers, Inc.(1)	12/20/2008	100	0.24%	5.50%, 3/15/07	(439)
				Masco Corp.
Lehman Brothers, Inc.(1)	12/20/2008	200	0.22%	5.875%, 7/15/12	(558)
				Radioshack Corp.,
Lehman Brothers, Inc.(1)	12/20/2008	200	0.35%	7.375%, 5/15/11	(916)
				Walt Disney Co., (The),
Barclay’s Bank PLC(1)	12/20/2008	100	0.67%	6.375%, 3/1/12	(1,666)
				Capital One Bank,
Bear Stearns & Co.(1)	12/20/2008	100	1.09%	4.875%, 5/15/08	(2,088)

See Notes to Financial Statements.

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Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
				Northrop Grumman Corp.,
Lehman Brothers, Inc.(1)	12/20/2008	100	0.48%	7.1425%, 2/15/11	$(847)
				Lockheed Martin Corp.,
Lehman Brothers, Inc.(1)	12/20/2008	100	0.53%	8.20%, 12/1/09	(968)
				Goodrich Corp.,
UBS Warburg LLC(2)	12/20/2008	100	0.97%	7.625%, 12/15/12	(2,344)
				Deere & Co.,
Bear Stearns & Co.(1)	12/20/2008	100	0.24%	7.875%, 5/15/10	(330)
				Radioshack Corp.,
UBS Warburg LLC(2)	12/20/2008	100	0.37%	7.375%, 5/15/11	(533)
				Catepillar, Inc.,
Bear Stearns & Co.(1)	12/20/2008	100	0.19%	7.25%, 9/15/09	(68)
				Emerson Electric Co.,
Morgan Stanley(1)	12/20/2008	100	0.22%	7.125%, 8/15/10	(257)
				Devon Energy Corp.,
Merrill Lynch & Co.(1)	12/20/2008	200	0.35%	6.875%, 9/30/11	(617)
				International Paper Co.,
Bear Stearns & Co.(1)	12/20/2008	100	0.60%	6.75%, 9/1/11	(1,171)
				Andarko Petroleum Corp.,
Merrill Lynch & Co.(1)	12/20/2008	100	0.27%	5.00%, 10/1/12	(123)
				Carnival Corp.,
UBS Warburg LLC(2)	12/20/2008	100	0.44%	6.15%, 4/15/08	(953)
				Countrywide Home Loans, Inc.,
Morgan Stanley(1)	10/20/2008	100	0.42%	5.625%, 7/15/09	(177)
				Occidental Petroleum Corp.,
Merrill Lynch & Co.(1)	12/20/2008	100	0.28%	6.75%, 1/15/12	(204)
				Simon Properties Group, L.P.,
UBS Warburg LLC(2)	12/20/2008	100	0.44%	5.45%, 3/15/13	(520)
				The Kroger Co.,
UBS Warburg LLC(2)	12/20/2008	100	0.53%	4.75%, 4/15/12	(699)
				Wal-Mart Stores, Inc.,
Bear Stearns & Co.(1)	12/20/2008	100	0.15%	6.875%, 8/10/09	(167)

See Notes to Financial Statements.

Strategic Partners Total Return Bond Fund	65

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
				Motorola, Inc.,
Merrill Lynch & Co.(1)	12/20/2008	100	0.85%	7.625%, 11/15/10	$(1,813)
				People’s Republic of China
Lehman Brothers, Inc.(1)	6/20/2009	800	0.40%	6.80%, 05/23/11	(5,525)
				General Motors
Bear Stearns & Co.(2)	6/20/2005	3,250	0.69%	7.125%, 07/15/13	5,022
				General Motors Accept Corp.
Bear Stearns & Co.(1)	6/20/2005	3,250	0.55%	6.875%, 08/28/12	(2,328)

					$(27,800)

(1)	Fund pays a fixed rate and receives a floating rate.
(2)	Fund pays a floating rate and receives a fixed rate.

See Notes to Financial Statements.

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The major asset category classification of portfolio holdings and other assets in excess of other liabilities shown as a percentage of net assets as of January 31, 2005 were as follows:

Commercial Paper	46.9%
U.S. Government Securities	24.4
Foreign Government Obligations	15.5
Corporate Bonds	10.3
U.S. Government Agency Mortgage Backed Securities	9.5
Asset-Backed Securities	5.2
Municipal Bonds	4.9
Outstanding Options Purchased	0.3

117.0
Outstanding Options Written	(0.1)
Securities Sold Short	(22.2)
Other assets in excess of other liabilities	5.3

100.0%

See Notes to Financial Statements.

Strategic Partners Total Return Bond Fund	67

Statement of Assets and Liabilities

as of January 31, 2005 (Unaudited)

Strategic Partners Large Capitalization Growth Fund
ASSETS
Investments, at value (cost $84,014,002)	$88,200,483
Receivable for investments sold	1,033,476
Receivable for Fund shares sold	52,812
Dividends receivable	27,519
Prepaid expenses	3,255

Total assets	89,317,545

LIABILITIES
Payable for investments purchased	639,292
Accrued expenses and other liabilities	259,522
Payable for Fund shares reacquired	184,505
Distribution fee payable	63,277
Management fee payable	53,726
Due to custodian	17,511
Deferred trustees’ fees	4,629

Total liabilities	1,222,462

NET ASSETS	$88,095,083

Net assets were comprised of:
Shares of beneficial interest, at par	$12,457
Paid-in capital, in excess of par	176,077,467

176,089,924
Accumulated net investment loss	(216,104)
Accumulated net realized loss on investments	(91,965,218)
Net unrealized appreciation on investments	4,186,481

Net assets, January 31, 2005	$88,095,083

See Notes to Financial Statements.

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Strategic Partners Large Capitalization Growth Fund
Class A:
Net assets	$20,495,637
Shares of beneficial interest issued and outstanding	2,811,692
Net asset value and redemption price per share	$7.29
Maximum sales charge (5.50% of offering price)	0.42

Maximum offering price to public	$7.71

Class B:
Net assets	$27,593,091
Shares of beneficial interest issued and outstanding	3,937,125
Net assets value, offering price and redemption price per share	$7.01

Class C:
Net assets	$40,006,355
Shares of beneficial interest issued and outstanding	5,708,328
Net asset value, offering price and redemption price per share	$7.01

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	69

Statement of Assets and Liabilities

as of January 31, 2005 (Unaudited) Cont’d.

Strategic Partners Large Capitalization Value Fund
ASSETS
Investments, at value (cost $52,980,898)	$67,721,777
Receivable for investments sold	234,854
Receivable for Fund shares sold	99,882
Dividends receivable	63,141
Prepaid expenses	2,217

Total assets	68,121,871

LIABILITIES
Payable for Fund shares reacquired	112,873
Accrued expenses and other liabilities	106,756
Payable for investments purchased	88,850
Management fee payable	40,271
Distribution fee payable	45,464
Deferred trustees’ fees	2,755
Due to custodian	119

Total liabilities	397,088

NET ASSETS	$67,724,783

Net assets were comprised of:
Shares of beneficial interest, at par	$5,066
Paid-in capital, in excess of par	52,107,698

52,112,764
Accumulated net investment loss	(42,376)
Accumulated net realized gain on investments	913,516
Net unrealized appreciation on investments	14,740,879

Net assets, January 31, 2005	$67,724,783

See Notes to Financial Statements.

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Strategic Partners Large Capitalization Value Fund
Class A:
Net assets	$18,862,953
Shares of beneficial interest issued and outstanding	1,394,158
Net asset value and redemption price per share	$13.53
Maximum sales charge (5.50% of offering price)	0.79

Maximum offering price to public	$14.32

Class B:
Net assets	$27,157,067
Shares of beneficial interest issued and outstanding	2,041,013
Net assets value, offering price and redemption price per share	$13.31

Class C:
Net assets	$21,704,763
Shares of beneficial interest issued and outstanding	1,631,172
Net assets value, offering price and redemption price per share	$13.31

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	71

Statement of Assets and Liabilities

as of January 31, 2005 (Unaudited) Cont’d.

Strategic Partners Small Capitalization Growth Fund
ASSETS
Investments, at value (cost $17,795,067)	$20,343,402
Receivable for investments sold	395,067
Receivable for Fund shares sold	13,781
Due from manager	3,912
Dividends receivable	903
Prepaid expenses	304

Total assets	20,757,369

LIABILITIES
Accrued expenses and other liabilities	126,127
Payable for investments purchased	63,816
Payable for Fund shares reacquired	39,401
Due to custodian	24,328
Distribution fee payable	13,972
Deferred trustees’ fees	2,612

Total liabilities	270,256

NET ASSETS	$20,487,113

Net assets were comprised of:
Shares of beneficial interest, at par	$2,582
Paid-in capital, in excess of par	25,678,554

25,681,136
Undistributed net investment loss	(192,818)
Accumulated net realized loss on investments	(7,549,540)
Net unrealized appreciation on investments	2,548,335

Net assets, January 31, 2005	$20,487,113

See Notes to Financial Statements.

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Strategic Partners Small Capitalization Growth Fund
Class A:
Net assets	$5,437,938
Shares of beneficial interest issued and outstanding	664,587
Net asset value and redemption price per share	$8.18
Maximum sales charge (5.50% of offering price)	0.48

Maximum offering price to public	$8.66

Class B:
Net assets	$7,645,853
Shares of beneficial interest issued and outstanding	973,699
Net assets value, offering price and redemption price per share	$7.85

Class C:
Net assets	$7,403,322
Shares of beneficial interest issued and outstanding	943,447
Net assets value, offering price and redemption price per share	$7.85

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	73

Statement of Assets and Liabilities

as of January 31, 2005 (Unaudited) Cont’d.

Strategic Partners Small Capitalization Value Fund
ASSETS
Investments, at value (cost $61,251,528)	$81,916,177
Receivable for Fund shares sold	348,418
Dividends receivable	50,324
Receivable for investments sold	34,982
Prepaid expenses and other assets	1,596

Total assets	82,351,497

LIABILITIES
Payable for investments purchased	160,931
Accrued expenses and other liabilities	68,178
Payable for Fund shares reacquired	59,865
Distribution fee payable	48,150
Management fee payable	47,662
Due to custodian	11,182
Deferred trustees’ fees	2,884

Total liabilities	398,852

NET ASSETS	$81,952,645

Net assets were comprised of:
Shares of beneficial interest, at par	$4,760
Paid-in capital, in excess of par	60,031,382

60,036,142
Net investment loss	(120,321)
Accumulated net realized gain on investments	1,372,175
Net unrealized appreciation on investments	20,664,649

Net assets, January 31, 2005	$81,952,645

See Notes to Financial Statements.

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Strategic Partners Small Capitalization Value Fund
Class A:
Net assets	$32,238,399
Shares of beneficial interest issued and outstanding	1,821,043
Net asset value and redemption price per share	$17.70
Maximum sales charge (5.50% of offering price)	1.03

Maximum offering price to public	$18.73

Class B:
Net assets	$24,893,614
Shares of beneficial interest issued and outstanding	1,471,483
Net asset value, offering and redemption price per share	$16.92

Class C:
Net assets	$24,820,632
Shares of beneficial interest issued and outstanding	1,467,310
Net asset value, offering and redemption price per share	$16.92

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	75

Statement of Assets and Liabilities

as of January 31, 2005 (Unaudited) Cont’d.

Strategic Partners Total Return Bond Fund
ASSETS
Investments, at value (cost $116,542,839)	$118,255,546
Foreign currency, at value (cost $475,289)	475,885
Cash	1,939,640
Receivable for investments sold	21,775,993
Interest receivable	600,330
Unrealized appreciation on swaps	289,538
Receivable for Fund shares sold	95,563
Premium for interest rate swaps purchased	68,023
Unrealized appreciation on forward currency contracts	49,857
Prepaid expenses	4,378

Total assets	143,554,753

LIABILITIES
Securities sold short, at value (proceeds $22,332,043)	22,424,060
Payable for investments purchased	17,600,250
Unrealized depreciation on swaps	1,158,473
Premium for interest rate swaps written	590,856
Payable for Fund shares reacquired	384,208
Outstanding options written (premiums received $475,228)	130,827
Accrued expenses and other liabilities	98,197
Distribution fee payable	53,273
Management fee payable	43,201
Due to broker—variation margin	20,599
Dividends payable	18,254
Deferred trustees’ fees	3,171
Unrealized depreciation on forward currency contracts	584

Total liabilities	42,525,953

NET ASSETS	$101,028,800

Net assets were comprised of:
Shares of beneficial interest, at par	$9,738
Paid-in capital, in excess of par	99,722,941

99,732,679
Overdistribution of net investment income	(996,712)
Accumulated net realized gain on investments and foreign currency transactions	546,896
Net unrealized appreciation on investments and foreign currencies	1,745,937

Net assets, January 31, 2005	$101,028,800

See Notes to Financial Statements.

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Strategic Partners Total Return Bond Fund
Class A:
Net assets	$27,081,518
Shares of beneficial interest issued and outstanding	2,610,408
Net asset value and redemption price per share	$10.37
Maximum sales charge (4.50% of offering price)	0.49

Maximum offering price to public	$10.86

Class B:
Net assets	$47,889,632
Shares of beneficial interest issued and outstanding	4,615,970
Net assets value, offering price and redemption price per share	$10.37

Class C:
Net assets	$26,057,650
Shares of beneficial interest issued and outstanding	2,511,926
Net assets value, offering price and redemption price per share	$10.37

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	77

Statement of Operations

Six Months Ended January 31, 2005 (Unaudited)

Strategic Partners
Large Capitalization Growth Fund
NET INVESTMENT INCOME (LOSS)
Income
Dividends	$781,092
Interest	—
Less: Foreign withholding taxes	(648)

Total income	780,444

Expenses
Management fee	331,908
Distribution fee—Class A	27,125
Distribution fee—Class B	146,947
Distribution fee—Class C	218,706
Transfer agent’s fees and expenses	114,000
Custodian’s fees and expenses	55,000
Trustees’ fees	6,000
Reports to shareholders	45,000
Registration fees	20,000
Legal fees and expenses	15,000
Audit fee	8,000
Miscellaneous	8,862

Total expenses	996,548
Less: Expense subsidy (Note 2)	—

Net expenses	996,548

Net investment income (loss)	(216,104)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(2,682,297)
Short sale transactions	—
Options written transactions	—
Foreign currency transactions	—
Futures transactions	—
Swap transactions	—

(2,682,297)

Net change in unrealized appreciation (depreciation) on:
Investments	9,047,415
Short Sales	—
Foreign currencies	—
Futures	—
Options written	—
Swaps	—

9,047,415

Net gain	6,365,118

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,149,014

See Notes to Financial Statements.

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Strategic Partners
Large Capitalization Value Fund	Small Capitalization Growth Fund	Small Capitalization Value Fund	Total Return Bond Fund

$740,991	$50,513	$570,299	$—
9	—	—	1,471,326
(14)	—	(1,312)	(1,592)

740,986	50,513	568,987	1,469,734

228,607	70,411	256,929	262,469
22,153	6,670	35,039	32,977
130,326	37,304	116,085	187,930
107,641	36,602	110,801	106,842
47,000	34,000	64,000	92,000
52,000	41,000	47,000	121,000
5,000	4,000	4,000	5,000
16,000	12,000	14,000	25,000
15,000	18,000	21,000	14,000
15,000	17,000	10,000	16,000
8,000	8,000	8,000	11,000
6,026	4,135	2,454	1,218

652,753	289,122	689,308	875,436
—	(45,791)	—	(128,211)

652,753	243,331	689,308	747,225

88,233	(192,818)	(120,321)	722,509

3,419,376	665,533	1,444,601	766,667
—	—	—	(522,552)
—	—	—	307,835
—	—	—	(428,459)
—	—	—	1,250,742
—	—	—	863,744

3,419,376	665,533	1,444,601	2,237,977

3,911,491	2,296,661	9,490,594	1,898,409
—	—	—	(39,056)
—	—	—	(110,827)
—	—	—	212,059
—	—	—	(111,360)
—	—	—	(927,826)

3,911,491	2,296,661	9,490,594	921,399

7,330,867	2,962,194	10,935,195	3,159,376

$7,419,100	$2,769,376	$10,814,874	$3,881,885

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	79

Statement of Changes in Net Assets

as of January 31, 2005 (Unaudited)

	Strategic Partners
	Large Capitalization Growth Fund
	Six Months Ended January 31, 2005	Year Ended July 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$(216,104)	$(1,425,925)
Net realized gain (loss) on investments and foreign currency transactions	(2,682,297)	129,811
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	9,047,415	5,736,471

Net increase in net assets resulting from operations	6,149,014	4,440,357

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	—	—
Class B	—	—
Class C	—	—

Total dividends from net investment income	—	—

Distributions from net realized gains
Class A	—	—
Class B	—	—
Class C	—	—

Total distributions from net realized gains	—	—

Fund share transactions (Net of share conversions) (Note 6)
Proceeds from shares sold	2,267,518	11,975,619
Net asset value of shares issued in reinvestment of dividends and distributions	—	—
Cost of shares reacquired	(18,266,880)	(28,147,489)

Net increase (decrease) in net assets from Fund share transactions	(15,999,362)	(16,171,870)

Total increase (decrease)	(9,850,348)	(11,731,513)

NET ASSETS
Beginning of period	97,945,431	109,676,944

End of period(a)	$88,095,083	$97,945,431

(a) Includes undistributed net investment income of:	$—	$—

See Notes to Financial Statements.

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Strategic Partners
Large Capitalization Value Fund		Small Capitalization Growth Fund		Small Capitalization Value Fund		Total Return Bond Fund
Six Months Ended January 31, 2005	Year Ended July 31, 2004	Six Months Ended January 31, 2005	Year Ended July 31, 2004	Six Months Ended January 31, 2005	Year Ended July 31, 2004	Six Months Ended January 31, 2005	Year Ended July 31, 2004

$88,233	$18,425	$(192,818)	$(468,713)	$(120,321)	$(239,812)	$722,509	$1,839,175
3,419,376	4,034,374	665,533	2,324,472	1,444,601	7,062,799	2,237,977	3,051,539

3,911,491	5,739,942	2,296,661	(800,883)	9,490,594	5,384,527	921,399	1,363,384

7,419,100	9,792,741	2,769,376	1,054,876	10,814,874	12,207,514	3,881,885	6,254,098

(135,149)	(88,068)	—	—	—	—	(1,242,181)	(616,809)
(7,090)	(18,131)	—	—	—	—	(2,213,937)	(1,275,207)
(5,766)	(11,428)	—	—	—	—	(1,262,354)	(798,001)

(148,005)	(117,627)	—	—	—	—	(4,718,472)	(2,690,017)

(325,677)	—	—	—	(924,828)	—	(150,857)	(785,196)
(489,630)	—	—	—	(778,848)	—	(283,481)	(2,066,801)
(398,202)	—	—	—	(755,520)	—	(161,425)	(1,292,718)

(1,213,509)	—	—	—	(2,459,196)	—	(595,763)	(4,144,715)

6,925,125	17,097,610	1,102,235	4,987,458	14,002,295	22,198,792	9,634,202	21,367,675

1,288,540	111,142	—	—	2,226,134	—	4,510,671	5,847,419
(7,483,305)	(14,681,743)	(2,763,143)	(5,097,572)	(7,354,793)	(14,704,734)	(16,261,653)	(52,318,413)

730,360	2,527,009	(1,660,908)	(110,114)	8,873,636	7,494,058	(2,116,780)	(25,103,319)

6,787,946	12,202,123	1,108,468	944,762	17,229,314	19,701,572	(3,549,130)	(25,683,953)

60,936,837	48,734,714	19,378,645	18,433,883	64,723,331	45,021,759	104,577,930	130,261,883

$67,724,783	$60,936,837	$20,487,113	$19,378,645	$81,952,645	$64,723,331	$101,028,800	$104,577,930

$—	$17,396	$—	$—	$—	$—	$—	$2,999,251

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	81

Notes to Financial Statements

(Unaudited)

Strategic Partners Style Specific Funds (the “Trust”), is an open-end management investment company, which was established as a Delaware business trust on July 8, 1999. The Trust consists of five separate funds (the “Fund” or “Funds”): Strategic Partners Large Capitalization Growth Fund (“Large Capitalization Growth”), Strategic Partners Large Capitalization Value Fund (“Large Capitalization Value”), Strategic Partners Small Capitalization Growth Fund (“Small Capitalization Growth”), Strategic Partners Small Capitalization Value Fund (“Small Capitalization Value”), and Strategic Partners Total Return Bond Fund (“Total Return Bond”).

The Funds’ investment objectives are as follows: Large Capitalization Growth—long term capital appreciation through investment primarily in common stocks that, in the investment adviser’s opinion, should have growth faster than that of the S&P 500; Large Capitalization Value—total return consisting of capital appreciation and dividend income through investment primarily in common stocks that, in the investment adviser’s opinion, are undervalued; Small Capitalization Growth—maximum capital appreciation through investment primarily in small company common stocks that, in the investment adviser’s opinion, have growth faster than that of the U.S. economy in general; Small Capitalization Value—above average capital appreciation through investment in small company common stocks that, in the investment adviser’s opinion, are undervalued or overlooked in the marketplace; Total Return Bond—total return consisting of current income and capital appreciation through investment primarily in fixed-income securities and related derivatives of varying maturities with a dollar weighted average portfolio maturity of more than four years but not more than fifteen years. The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Funds to meet their obligations may be affected by economic or political developments in a specific industry, region or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Funds in the preparation of their financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing

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price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Trust’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure the adequacy of the

Strategic Partners Style Specific Funds	83

Notes to Financial Statements

Cont’d.

collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the fiscal year, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal year. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the sale and maturities of foreign fixed income investments, the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

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Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Total Return Bond may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as net unrealized appreciation or depreciation on forward currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are paid or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Funds invest in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Total Return Bond is the only fund that may invest in financial futures contracts.

Options: Total Return Bond may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities, which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an

Strategic Partners Style Specific Funds	85

Notes to Financial Statements

Cont’d.

amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Swaps: Total Return Bond may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate, total return and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest and may involve payment/receipt of a premium at the time of initiation of the swap agreement. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s cost basis in the swap and the proceeds of the closing transaction, including any fees.

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During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Short Sales: Total Return Bond may enter into short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Funds amortize premiums and accrete discounts on debt securities as adjustments to interest income. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Total Return Bond Fund declares dividends from net investment income daily and pays such dividends monthly. All other Funds declare and pay a dividend from net investment income, if any, at least annually. Each Fund

Strategic Partners Style Specific Funds	87

Notes to Financial Statements

Cont’d.

declares and pays its net gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate tax-paying entity. It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Funds, administers the Funds’ affairs and is responsible for the selection, subject to review and approval of the Trustees, of the advisers. PI supervises the advisers’ performance of advisory services and makes recommendations to the Trustees as to whether the advisers’ contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Trust, occupancy and certain clerical and accounting costs of the Trust. The Funds bear all other costs and expenses.

The advisers noted below each furnished investment advisory services in connection with the management of the Funds. Each of the two advisers of the domestic equity Funds—Large Capitalization Growth, Large Capitalization Value, Small Capitalization Growth and Small Capitalization Value—manages approximately 50% of the assets of the respective Fund. In general, in order to maintain an approximately equal division of assets between the two advisers, all daily cash inflows (i.e., subscriptions and

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reinvested distributions) and outflows (i.e., redemptions and expenses items) are divided between the two advisers, as PI deems appropriate. In addition, there may be a periodic rebalancing of each Fund’s assets to take into account market fluctuations in order to maintain the approximately equal allocation.

Fund	Adviser
Large Capitalization Growth	Columbus Circle Investors and Oak Associates, Ltd.
Large Capitalization Value	J.P. Morgan Investment Management, Inc. and
Hotchkis & Wiley Capital Management, LLC
Small Capitalization Growth	Westcap Investors LLC and RS Investment Management, L.P.
Small Capitalization Value	NFJ Investment Group L.P. and EARNEST Partners, LLC
Total Return Bond	Pacific Investment Management Company LLC

The management fee paid to PI is computed daily and payable monthly, at an annual rate of the average daily net assets of the Funds as specified below. From its fee, PI pays each adviser for its services.

Fund	Contractual Management Fee	Effective Management Fee
Large Capitalization Growth	*	.70%
Large Capitalization Value	.70%	.70%
Small Capitalization Growth	.70%	.70%
Small Capitalization Value	.70%	.70%
Total Return Bond	.50%	.50%

*	.70% of the first $500 million, .65% of the next $500 million and .60% of the average daily net assets in excess of $1 billion.

PI has voluntarily agreed to reimburse each Fund (except Large Capitalization Growth), the portion of the management fee for that Fund equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes and brokerage commissions) exceed the percentage stated below, of the Fund’s average daily net assets.

Fund	Expense Limit
Large Capitalization Value
Class A	1.60%
Class B	2.35
Class C	2.35
Small Capitalization Growth
Class A	1.85
Class B	2.60
Class C	2.60
Small Capitalization Value
Class A	1.95
Class B	2.70
Class C	2.70
Total Return Bond
Class A	1.05
Class B	1.55
Class C	1.55

Strategic Partners Style Specific Funds	89

Notes to Financial Statements

Cont’d.

The Trust has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B and C shares of the Trust. The Trust compensates PIMS for distributing and servicing the Funds’ Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to Class A, B and C Plans, the Trust compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended January 31, 2005 PIMS, contractually agreed to limit such fees to .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, of all Funds except Total Return Bond Fund for the six months ended January 31, 2005.

With respect to the Total Return Bond Fund, such expenses under the Plans were .25 of 1%, .75 of 1% and ..75 of 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2005.

PIMS has advised the Funds of its receipt of front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2005. These amounts were approximately as follows:

Fund	Class A
Large Capitalization Growth	$8,300
Large Capitalization Value	29,100
Small Capitalization Growth	6,400
Small Capitalization Value	44,000
Total Return Bond	24,600

From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

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PIMS has advised the Funds of its receipt of contingent deferred sales charges imposed upon certain redemptions by certain Class B and Class C shareholders for the six months ended January 31, 2005. These amounts were approximately as follows:

Fund	Class B	Class C
Large Capitalization Growth	$46,200	$3,100
Large Capitalization Value	33,600	2,900
Small Capitalization Growth	9,900	1,100
Small Capitalization Value	18,100	3,600
Total Return Bond	78,300	3,800

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Trust, along with other affiliated registered investment companies (the “Companies”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the period from August 1, 2004 through October 29, 2004, the SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Companies paid a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Companies pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was October 29, 2004. Effective October 29, 2004, the Companies entered into a revised credit agreement with two banks. The commitment under the revised credit agreement continues to be $500 million. The Companies pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement is October 28, 2005. The Trust did not borrow any amounts pursuant to the SCA during the six months ended January 31, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. The following amounts represent the fees incurred for the services of PMFS for the six months ended January 31, 2005 as well as the fees due to PMFS as of January 31, 2005. Transfer agent’s fees and expenses in the Statement of Operations include certain out of pocket expenses paid to non-affiliates.

Fund	Amount Incurred for the Six Months Ended January 31, 2005	Amount Due as of January 31, 2005
Large Capitalization Growth	$78,400	$12,400
Large Capitalization Value	37,700	6,500
Small Capitalization Growth	23,300	3,800
Small Capitalization Value	48,000	8,300
Total Return Bond	70,600	11,700

Strategic Partners Style Specific Funds	91

Notes to Financial Statements

Cont’d.

The Funds pay networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations. For the six months ended January 31, 2005, the Funds incurred networking fees as follows:

Fund	Total Networking Fees Incurred	Wachovia Fees Incurred	First Clearing Fees Incurred	Due to First Clearing as of January 31, 2005
Large Capitalization Growth	$32,100	$3,800	$26,500	$4,600
Large Capitalization Value	14,000	1,500	10,900	2,200
Small Capitalization Growth	9,700	900	7,900	1,300
Small Capitalization Value	15,500	1,600	11,800	2,400
Total Return Bond	21,200	1,800	14,700	2,500

For the six months ended January 31, 2005, the amount of brokerage commissions earned by Wachovia and Prudential Equity Group, LLC (“PEG”), an indirect, wholly-owned subsidiary of Prudential, from portfolio transactions executed on behalf of the Funds were as follows:

Fund	Wachovia	PEG
Large Capitalization Growth	$1,678	$27
Large Capitalization Value	—	155

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended January 31, 2005, the following Funds earned income from the Series by investing their excess cash.

Fund	Earned Income
Large Capitalization Growth	$7,508
Large Capitalization Value	7,736
Small Capitalization Growth	7,928
Small Capitalization Value	38,426

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Note 4. Fund Securities

Purchases and sales of portfolio securities, excluding short-term investments, short sales and written options, for the six months ended January 31, 2005 were as follows:

Portfolio	Purchases	Sales
Large Capitalization Growth	$38,474,172	$53,828,393
Large Capitalization Value	13,977,880	14,595,031
Small Capitalization Growth	9,232,481	10,802,783
Small Capitalization Value	15,576,708	6,132,044
Total Return Bond	214,900,980	201,760,684

Transactions in options written during the six months ended January 31, 2005, were as follows:

Total Return Bond	Number of Contracts/ Notional Amount	Premiums Received
Options outstanding at July 31, 2004	34,000,077	$663,771
Options closed	(9)	(2,076)
Options written	292	119,606
Options expired	(15,400,253)	(306,073)

Options outstanding at January 31, 2005	18,600,107	$475,228

Note 5. Tax Information

The United States federal income tax basis and unrealized appreciation (depreciation) of the Funds’ investments as of January 31, 2005 were as follows:

Fund	Tax Basis	Appreciation	(Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Capitalization Growth	$84,432,541	$13,644,093	$(9,876,151)	$3,767,942
Large Capitalization Value	53,547,680	15,120,577	(946,480)	14,174,097
Small Capitalization Growth	17,875,970	3,192,202	(724,770)	2,467,432
Small Capitalization Value	61,312,012	21,342,740	(738,575)	20,604,165
Total Return Bond	116,543,323	1,959,722	(247,499)	1,712,223

The differences between book basis and tax basis are primarily attributable to deferred losses on wash sales.

For federal income tax purposes, Large Capitalization Growth, Large Capitalization Value and Small Capitalization Growth, each had a capital loss carryforward as of July 31, 2004. Accordingly, no capital gain distributions are expected to be paid to

Strategic Partners Style Specific Funds	93

Notes to Financial Statements

Cont’d.

shareholders until future net gains have been realized in excess of such carryforwards. In addition, certain Funds have elected to treat net capital losses and/or net currency losses incurred during the nine-month period ended July 31, 2004 as being incurred during the fiscal year ending July 31, 2005.

The capital loss carryforwards and the post-October losses were as follows:

	Post-October Losses		Capital Loss Carryforward
Fund	Currency	Capital
Large Capitalization Growth	—	$114,000	$88,314,000	(a)
Large Capitalization Value	—	—	584,000	(b)
Small Capitalization Growth	—	—	8,140,000	(c)
Small Capitalization Value	—	—	—	(d)
Total Return Bond	—	712,149	—

(a)	Approximately $10,021,000 expiring in 2009, $32,296,000 expiring in 2010, $36,576,000 expiring in 2011 and 9,421,000 expiring in 2012.
(b)	Approximately $584,000 expiring in 2011. Approximately $1,952,000 of its capital loss carryforward was used to offset net taxable gains realized in the fiscal year ended July 31, 2004.
(c)	Approximately $350,000 expiring in 2009, $2,821,000 expiring in 2010, $4,260,000 expiring in 2011 and $709,000 expiring in 2012.
(d)	All of the approximately $1,981,000 of capital loss carryforward at the fiscal year ended July 31, 2003 was used to offset net taxable gains realized in the fiscal year ended July 31, 2004.

Note 6. Capital

The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.50% for each of the Funds except Class A shares of the Total Return Bond which are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares have a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

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Transactions in shares of beneficial interest during the six months ended January 31, 2005 were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired Upon Conversion From Class B To Class A	Net Increase (Decrease) in Shares Outstanding
Large Capitalization Growth
Class A	159,608	—	(650,073)	44,583	(445,882)
Class B	73,468	—	(659,937)	(46,287)	(632,756)
Class C	94,979	—	(1,334,751)	—	(1,239,772)
Large Capitalization Value
Class A	217,618	32,553	(145,122)	10,599	115,648
Class B	214,272	35,571	(214,098)	(10,794)	24,951
Class C	101,367	28,569	(219,724)	—	(89,788)
Small Capitalization Growth
Class A	47,476	—	(106,140)	14,929	(43,735)
Class B	47,273	—	(118,247)	(15,540)	(86,514)
Class C	51,470	—	(149,522)	—	(98,052)
Small Capitalization Value
Class A	403,655	46,216	(142,560)	9,289	316,600
Class B	139,059	44,425	(119,395)	(9,704)	54,385
Class C	303,712	40,462	(191,201)	—	152,973
Total Return Bond
Class A	577,013	129,168	(431,227)	29,128	304,082
Class B	188,141	204,103	(582,581)	(29,128)	(219,465)
Class C	145,168	102,474	(527,692)	—	(280,050)

Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Net Asset Value of Shares Issued/ Reacquired Upon Conversion From Class B To Class A	Net Increase (Decrease) in Net Assets from Fund Share Outstanding
Large Capitalization Growth
Class A	$1,115,632	$—	$(4,569,395)	$323,856	$(3,129,907)
Class B	499,341	—	(4,527,741)	(323,856)	(4,352,256)
Class C	652,545	—	(9,169,744)	—	(8,517,199)
Large Capitalization Value
Class A	2,857,819	438,164	(1,917,480)	138,831	1,517,334
Class B	2,764,755	471,596	(2,750,122)	(138,831)	347,398
Class C	1,302,551	378,780	(2,815,703)	—	(1,134,372)
Small Capitalization Growth
Class A	358,764	—	(810,203)	119,920	(331,519)
Class B	352,253	—	(852,065)	(119,920)	(619,732)
Class C	391,218	—	(1,100,875)	—	(709,657)
Small Capitalization Value
Class A	6,783,858	808,156	(2,390,042)	159,318	5,361,290
Class B	2,265,908	743,438	(1,916,181)	(159,318)	933,847
Class C	4,952,529	674,540	(3,048,570)	—	2,578,499
Total Return Bond
Class A	6,122,474	1,337,777	(4,565,619)	305,315	3,199,947
Class B	1,986,054	2,112,351	(6,151,112)	(305,315)	(2,358,022)
Class C	1,525,674	1,060,543	(5,544,922)	—	(2,958,705)

Strategic Partners Style Specific Funds	95

Notes to Financial Statements

Cont’d.

Transactions in shares of beneficial interest during the year ended July 31, 2004 were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired Upon Conversion From Class B To Class A	Net Increase (Decrease) in Shares Outstanding
Large Capitalization Growth
Class A	792,665	—	(1,189,307)	88,462	(308,180)
Class B	461,166	—	(903,743)	(91,295)	(533,872)
Class C	451,223	—	(1,953,552)	—	(1,502,329)
Large Capitalization Value
Class A	671,722	7,160	(380,455)	14,030	312,457
Class B	450,674	1,508	(359,837)	(14,293)	78,052
Class C	348,632	947	(514,706)	—	(165,127)
Small Capitalization Growth
Class A	220,292	—	(211,187)	14,274	23,379
Class B	232,991	—	(153,771)	(14,767)	64,453
Class C	235,594	—	(341,412)	—	(105,818)
Small Capitalization Value
Class A	912,171	—	(337,727)	15,005	589,449
Class B	283,339	—	(244,181)	(15,563)	23,595
Class C	290,387	—	(454,669)	—	(164,282)
Total Return Bond
Class A	1,076,980	126,048	(1,036,612)	48,683	215,099
Class B	568,687	272,618	(2,080,651)	(48,675)	(1,288,021)
Class C	368,575	159,249	(1,822,670)	—	(1,294,846)

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Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Net Asset Value of Shares Issued/ Reacquired Upon Conversion From Class B To Class A	Net Increase (Decrease) in Net Assets from Fund Share Outstanding
Large Capitalization Growth
Class A	$5,665,473	$—	$(8,461,110)	$630,207	$(2,165,430)
Class B	3,186,294	—	(6,224,984)	(630,207)	(3,668,897)
Class C	3,123,852	—	(13,461,395)	—	(10,337,543)
Large Capitalization Value
Class A	7,896,096	83,158	(4,507,872)	160,544	3,631,926
Class B	5,180,470	17,195	(4,177,931)	(160,544)	859,190
Class C	4,021,044	10,789	(5,995,940)	—	(1,964,107)
Small Capitalization Growth
Class A	1,640,981	—	(1,537,795)	106,874	210,060
Class B	1,661,215	—	(1,111,554)	(106,874)	442,787
Class C	1,685,262	—	(2,448,223)	—	(762,961)
Small Capitalization Value
Class A	14,026,967	—	(4,877,856)	223,721	9,372,832
Class B	4,007,236	—	(3,447,746)	(223,721)	335,769
Class C	4,164,589	—	(6,379,132)	—	(2,214,543)
Total Return Bond
Class A	11,404,190	1,322,380	(10,955,227)	512,601	2,283,947
Class B	6,040,866	2,855,227	(22,033,328)	(512,601)	(13,649,836)
Class C	3,922,616	1,669,812	(19,329,858)	—	(13,737,430)

Note 7. Fund Mergers

On September 1, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization which provides for the transfer of all assets of each class of shares of the Strategic Partners Mutual Funds, Inc.—Strategic Partners Small Company Fund into the respective class of shares of the Strategic Partners Small Capitalization Value Fund and assumption of the liabilities of the fund.

On September 1, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization which provides for the transfer of all assets of each class of shares of the Strategic Partners Mutual Funds, Inc.—Strategic Partners Bond Fund into the respective class of shares of the Strategic Partners Total Return Bond Fund and assumption of the liabilities of the fund.

On March 2, 2005, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization which provides for the transfer of all assets of each class of shares of the Strategic Partners Small Capitalization Growth Fund into the respective class of shares of the Strategic Partners Mutual Funds, Inc.—Managed Small Capitalization Growth Fund and assumption of the liabilities of the fund.

Strategic Partners Style Specific Funds	97

Financial Highlights

(Unaudited)

	Strategic Partners Large Capitalization Growth Fund Class A
	Six Months Ended January 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$6.81

Income (loss) from investment operations
Net investment income (loss)	—	(g)
Net realized and unrealized gain (loss) on investment transactions	.48

Total from investment operations	.48

Net asset value, end of period	$7.29

Total Return(b)	7.05%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,496
Average net assets (000)	$21,523
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.52	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.27	%(c)
Net investment income (loss)	.11	%(c)
For Class A, B and C shares:
Portfolio turnover rate	41	%(f)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(e)	Calculations are based on average shares outstanding during the period.
(f)	Not annualized.
(g)	Less than $.005 per share.

See Notes to Financial Statements.

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Strategic Partners Large Capitalization Growth Fund Class A
Year Ended July 31,				November 3, 1999(a) Through July 31, 2000
2004(e)	2003(e)	2002(e)	2001

$6.55	$5.68	$8.45	$13.19	$10.00

(.05)	(.04)	(.05)	(.06)	(.06)
.31	.91	(2.72)	(4.68)	3.25

.26	.87	(2.77)	(4.74)	3.19

$6.81	$6.55	$5.68	$8.45	$13.19

3.97%	15.32%	(32.78)%	(35.94)%	31.90%

$22,195	$23,355	$19,187	$33,180	$38,227
$24,075	$19,782	$27,440	$40,028	$28,788

1.43%	1.50%	1.36%	1.34%	1.17	%(c)
1.18%	1.25%	1.11%	1.09%	.92	%(c)
(.69)%	(.68)%	(.65)%	(.60)%	(.62	)%(c)

53%	57%	74%	64%	39	%(f)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	99

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Large Capitalization Growth Fund Class B
	Six Months Ended January 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$6.58

Income (loss) from investment operations
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investment transactions	.45

Total from investment operations	.43

Net asset value, end of period	$7.01

Total Return(b)	6.53%
Ratios/Supplemental Data:
Net assets, end of period (000)	$27,593
Average net assets (000)	$29,150
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.27	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.27	%(c)
Net investment loss	(.62	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

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Strategic Partners Large Capitalization Growth Fund Class B
Year Ended July 31,				November 3, 1999(a) Through July 31, 2000
2004(d)	2003(d)	2002(d)	2001

$6.37	$5.56	$8.34	$13.11	$10.00

(.10)	(.08)	(.10)	(.15)	(.12)
.31	.89	(2.68)	(4.62)	3.23

.21	.81	(2.78)	(4.77)	3.11

$6.58	$6.37	$5.56	$8.34	$13.11

3.30%	14.57%	(33.33)%	(36.38)%	31.10%

$30,055	$32,505	$33,990	$59,452	$75,819
$33,995	$30,456	$48,934	$75,820	$59,151

2.18%	2.25%	2.11%	2.09%	1.92	%(c)
1.18%	1.25%	1.11%	1.09%	.92	%(c)
(1.44)%	(1.42)%	(1.40)%	(1.35)%	(1.36	)%(c)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	101

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Large Capitalization Growth Fund Class C
	Six Months Ended January 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$6.58

Income (loss) from investment operations
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investment transactions	.45

Total from investment operations	.43

Net asset value, end of period	$7.01

Total Return(b)	6.53%
Ratios/Supplemental Data:
Net assets, end of period (000)	$40,006
Average net assets (000)	$43,385
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.27	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.27	%(c)
Net investment loss	(.62	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

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Strategic Partners Large Capitalization Growth Fund Class C
Year Ended July 31,				November 3, 1999(a) Through July 31, 2000
2004(d)	2003(d)	2002(d)	2001

$6.37	$5.56	$8.34	$13.11	$10.00

(.10)	(.08)	(.10)	(.15)	(.12)
.31	.89	(2.68)	(4.62)	3.23

.21	.81	(2.78)	(4.77)	3.11

$6.58	$6.37	$5.56	$8.34	$13.11

3.30%	14.57%	(33.33)%	(36.38)%	31.10%

$45,695	$53,817	$53,328	$98,015	$145,187
$53,712	$49,591	$78,451	$129,942	$128,884

2.18%	2.25%	2.11%	2.09%	1.92	%(c)
1.18%	1.25%	1.11%	1.09%	.92	%(c)
(1.44)%	(1.43)%	(1.40)%	(1.35)%	(1.32	)%(c)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	103

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Large Capitalization Value Fund Class A
	Six Months Ended January 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.33

Income (loss) from investment operations
Net investment income (loss)	.05
Net realized and unrealized gain (loss) on investment transactions	1.49

Total from investment operations	1.54

Less Distributions
Dividends from net invetment income	(.10)
Distributions from net realized gains on investments	(.24)

Total dividends and distributions	(.34)

Net asset value, end of period	$13.53

Total Return(b)	12.52%
Ratios/Supplemental Data:
Net assets, end of period (000)	$18,863
Average net assets (000)	$17,578
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.45	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.20	%(c)
Net investment income (loss)	.81	%(c)
For Class A, B and C shares:
Portfolio turnover rate	22	%(f)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.78%, 1.68% and 1.84% for the periods ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment income ratios would have been .68%, .58% and .51% for the periods ending July 31, 2003, July 31, 2002 and July 31, 2001, respectively.
(f)	Not annualized.

See Notes to Financial Statements.

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Strategic Partners Large Capitalization Value Fund Class A
Year Ended July 31,							November 3, 1999(a) Through July 31, 2000
2004	2003		2002		2001

$10.32	$9.13		$11.01		$9.33		$10.00

.04	.08		.07		.07		.05
2.05	1.13		(1.84)		1.77		(.69)

2.09	1.21		(1.77)		1.84		(.64)

(.08)	(.02)		—		(.10)		(.03)
—	—		(.11)		(.06)		—

(.08)	(.02)		(.11)		(0.16)		(0.03)

$12.33	$10.32		$9.13		$11.01		$9.33

20.29%	13.29%		(16.16)%		19.84%		(6.42)%

$15,762	$9,973		$8,503		$10,091		$5,162
$13,304	$8,718		$9,523		$7,565		$4,119

1.50%	1.60	%(e)	1.60	%(e)	1.65	%(e)	2.36	%(c)
1.25%	1.35	%(e)	1.35	%(e)	1.40	%(e)	2.11	%(c)
.60%	.86	%(e)	.66	%(e)	.71	%(e)	.63	%(c)

57%	50%		55%		46%		58	%(f)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	105

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Large Capitalization Value Fund Class B
	Six Months dEnded January 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.09

Income (loss) from investment operations
Net investment income (loss)	—	(d)
Net realized and unrealized gain (loss) on investment transactions	1.46

Total from investment operations	1.46

Less Distributions
Dividends from net invetment income	—	(d)
Distributions in excess of net investment income	—
Distributions from net realized gains on investments	(0.24)

Total dividends and distributions	(0.24)

Net asset value, end of period	$13.31

Total Return(b)	12.13%
Ratios/Supplemental Data:
Net assets, end of period (000)	$27,157
Average net assets (000)	$25,853
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.20	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.20	%(c)
Net investment income (loss)	.07	%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized
(d)	Less than $.005 per share.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.53%, 2.43% and 2.59% for the periods ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment income ratios would have been (.06)%, (.17)% and (.22)% for the periods ending July 31, 2003, July 31, 2002 and July 31, 2001, respectively.

See Notes to Financial Statements.

106	Visit our website at www.strategicpartners.com

Strategic Partners Large Capitalization Value Fund Class B
Year Ended July 31,							November 3, 1999(a) Through July 31, 2000
2004	2003		2002		2001

$10.14	$9.01		$10.96		$9.28		$10.00

(.02)	.01		(.01)		—	(d)	—	(d)
1.98	1.12		(1.83)		1.76		(.70)

1.96	1.13		(1.84)		1.76		(.70)

(.01)	—		—		—		—
—	—		—		(.02)		(.02)
—	—		(.11)		(.06)		—

(.01)	—		(.11)		(0.08)		(0.02)

$12.09	$10.14		$9.01		$10.96		$9.28

19.33%	12.54%		(16.87)%		19.05%		(7.02)%

$24,370	$19,645		$18,614		$21,724		$11,418
$23,051	$17,776		$21,374		$17,188		$8,794

2.25%	2.35	%(e)	2.35	%(e)	2.40	%(e)	3.11	%(c)
1.25%	1.35	%(e)	1.35	%(e)	1.40	%(e)	2.11	%(c)
(.14)%	.12	%(e)	(.09	)%(e)	(.02	)%(e)	(.13	)%(c)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	107

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Large Capitalization Value Fund Class C
	Six Months Ended January 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.09

Income (loss) from investment operations
Net investment income (loss)	—	(d)
Net realized and unrealized gain (loss) on investment transactions	1.46

Total from investment operations	1.46

Less Distributions
Dividends from net invetment income	—	(d)
Distributions in excess of net investment income	—
Distributions from net realized gains on investments	(0.24)

Total dividends and distributions	(0.24)

Net asset value, end of period	$13.31

Total Return(b)	12.13%
Ratios/Supplemental Data:
Net assets, end of period (000)	$21,705
Average net assets (000)	$21,353
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.20	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.20	%(c)
Net investment income (loss)	.07	%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Less than $.005 per share.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.53%, 2.43% and 2.59% for the periods ended July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment income ratios would have been (.06)%, (.18)% and (.18)% for the periods ending July 31, 2003, July 31, 2002 and July 31, 2001, respectively.

See Notes to Financial Statements.

108	Visit our website at www.strategicpartners.com

Strategic Partners Large Capitalization Value Fund Class C
Year Ended July 31,							November 3, 1999(a) Through July 31, 2000
2004	2003		2002		2001

$10.14	$9.01		$10.96		$9.28		$10.00

(.02)	.01		(.01)		—	(d)	—	(d)
1.98	1.12		(1.83)		1.76		(.70)

1.96	1.13		(1.84)		1.76		(.70)

(.01)	—		—		—		—
—	—		—		(.02)		(.02)
—	—		(.11)		(.06)		—

(.01)	—		(.11)		(0.08)		(0.02)

$12.09	$10.14		$9.01		$10.96		$9.28

19.29%	12.54%		(16.87)%		19.05%		(7.02)%

$20,805	$19,116		$17,843		$18,211		$12,845
$21,218	$17,279		$18,866		$16,051		$12,693

2.25%	2.35	%(e)	2.35	%(e)	2.40	%(e)	3.11	%(c)
1.25%	1.35	%(e)	1.35	%(e)	1.40	%(e)	2.11	%(c)
(.14)%	.12	%(e)	(.09	)%(e)	.01	%(e)	(.02	)%(c)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	109

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Small Capitalization Growth Fund Class A
	Six Months Ended January 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$7.09

Income (loss) from investment operations
Net investment income (loss)	(.05)
Net realized and unrealized gain (loss) on investment transactions	1.14

Total from investment operations	1.09

Less Distributions
Distributions from net realized gains on investments	—

Total distributions	—

Net asset value, end of period	$8.18

Total Return(b)	15.37%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,438
Average net assets (000)	$5,293
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(g)	1.85	%(c)(e)
Expenses, excluding distribution and service (12b-1) fees	1.60	%(c)(e)
Net investment income (loss)	(1.36	)%(c)(e)
For Class A, B and C shares:
Portfolio turnover rate	48	%(f)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.32%, 2.51%, 2.76%, 2.38% and 2.42% for the fiscal periods ended January 31, 2005, July 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment loss ratios would have been (1.82)%, (2.36)%, (2.51)%, (2.12)% and (2.08)% for the fiscal periods ending January 31, 2005, July 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively.
(f)	Not annualized.
(g)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.

See Notes to Financial Statements.

110	Visit our website at www.strategicpartners.com

Strategic Partners Small Capitalization Growth Fund Class A
Year Ended July 31,								November 3, 1999(a) Through July 31, 2000(d)
2004(d)		2003		2002(d)		2001(d)

$6.67		$6.02		$9.36		$12.62		$10.00

(.12)		(.09)		(.13)		(.19)		(.20)
.54		.74		(3.21)		(2.12)		2.82

.42		.65		(3.34)		(2.31)		2.62

—		—		—		(.95)		—

—		—		—		(.95)		—

$7.09		$6.67		$6.02		$9.36		$12.62

6.30%		10.80%		(35.68)%		(18.58)%		26.20%

$5,024		$4,566		$3,730		$5,887		$4,667
$5,038		$3,791		$5,059		$5,109		$4,799

1.85	%(e)	1.85	%(e)	1.85	%(e)	2.15	%(e)	2.69	%(c)
1.60	%(e)	1.60	%(e)	1.60	%(e)	1.90	%(e)	2.44	%(c)
(1.68	)%(e)	(1.60	)%(e)	(1.59	)%(e)	(1.78	)%(e)	(2.10	)%(c)

165%		210%		151%		149%		112	%(f)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	111

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Small Capitalization Growth Fund Class B
	Six Months Ended January 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$6.83

Income (loss) from investment operations
Net investment income (loss)	(.08)
Net realized and unrealized gain (loss) on investment transactions	1.10

Total from investment operations	1.02

Less Distributions
Distributions from net realized gains on investments	—

Total distributions	—

Net asset value, end of period	$7.85

Total Return(b)	14.93%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,646
Average net assets (000)	$7,400
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	2.60	%(c)(e)
Expenses, excluding distribution and service (12b-1) fees	1.60	%(c)(e)
Net investment income (loss)	(2.12	)%(c)(e)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 3.07%, 3.26%, 3.51%, 3.13% and 3.17% for the fiscal periods ended January 31, 2005, July 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment loss ratios would have been (2.12)%, (3.10)%, (3.26)%, (2.87)% and (2.79)% for the fiscal periods ending January 31, 2005, July 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively.

See Notes to Financial Statements.

112	Visit our website at www.strategicpartners.com

Strategic Partners Small Capitalization Growth Fund Class B
Year Ended July 31,								November 3, 1999(a) Through July 31, 2000(d)
2004(d)		2003		2002(d)		2001(d)

$6.47		$5.88		$9.22		$12.54		$10.00

(.17)		(.13)		(.18)		(.27)		(.19)
.53		.72		(3.16)		(2.10)		2.73

.36		.59		(3.34)		(2.37)		2.54

—		—		—		(.95)		—

—		—		—		(.95)		—

$6.83		$6.47		$5.88		$9.22		$12.54

5.56%		10.20%		(36.16)%		(19.29)%		25.40%

$7,243		$6,444		$6,228		$9,199		$8,568
$7,553		$5,674		$8,093		$9,243		$5,881

2.60	%(e)	2.60	%(e)	2.60	%(e)	2.90	%(e)	3.44	%(c)
1.60	%(e)	1.60	%(e)	1.60	%(e)	1.90	%(e)	2.44	%(c)
(2.43	)%(e)	(2.35	)%(e)	(2.34	)%(e)	(2.52	)%(e)	(2.90	)%(c)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	113

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Small Capitalization Growth Fund Class C
	Six Months Ended January 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$6.83

Income (loss) from investment operations
Net investment income (loss)	(.08)
Net realized and unrealized gain (loss) on investment transactions	1.10

Total from investment operations	1.02

Less Distributions
Distributions from net realized gains on investments	—

Total distributions	—

Net asset value, end of period	$7.85

Total Return(b)	14.93%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,403
Average net assets (000)	$7,261
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	2.60	%(c)(e)
Expenses, excluding distribution and service (12b-1) fees	1.60	%(c)(e)
Net investment income (loss)	(2.12	)%(c)(e)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 3.07%, 3.26%, 3.51%, 3.13% and 3.17% for the fiscal periods ended January 31, 2005, July 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment loss ratios would have been (2.12)%, (3.10)%, (3.26)%, (2.87)% and (2.78)% for the fiscal periods ending January 31, 2005, July 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively.

See Notes to Financial Statements.

114	Visit our website at www.strategicpartners.com

Strategic Partners Small Capitalization Growth Fund Class C
Year Ended July 31,								November 3, 1999(a) Through July 31, 2000(d)
2004(d)		2003		2002(d)		2001(d)

$6.47		$5.88		$9.22		$12.54		$10.00

(.17)		(.13)		(.18)		(.27)		(.23)
.53		.72		(3.16)		(2.10)		2.77

.36		.59		(3.34)		(2.37)		2.54

—		—		—		(.95)		—

—		—		—		(.95)		—

$6.83		$6.47		$5.88		$9.22		$12.54

5.56%		10.20%		(36.16)%		(19.29)%		25.40%

$7,112		$7,424		$6,222		$7,772		$7,659
$8,268		$5,982		$7,253		$7,782		$6,568

2.60	%(e)	2.60	%(e)	2.60	%(e)	2.90	%(e)	3.44	%(c)
1.60	%(e)	1.60	%(e)	1.60	%(e)	1.90	%(e)	2.44	%(c)
(2.43	)%(e)	(2.35	)%(e)	(2.34	)%(e)	(2.52	)%(e)	(2.94	)%(c)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	115

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Small Capitalization Value Fund Class A
	Six Months Ended January 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.68

Income (loss) from investment operations
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment transactions	2.56

Total from investment operations	2.57

Less Distributions
Dividends from net invetment income	—
Distributions from net realized gains on investments	(0.55)

Total dividends and distributions	(0.55)

Net asset value, end of period	$17.70

Total Return(b)	16.43%
Ratios/Supplemental Data:
Net assets, end of period (000)	$32,238
Average net assets (000)	$27,803
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.41	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.16	%(c)
Net investment income (loss)	.13	%(c)
For Class A, B and C shares:
Portfolio turnover rate	9	%(g)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratio including distribution and service (12b-1) fees would have been 2.46% and the net investment loss ratio would have been (.82)% for the fiscal year ended July 31, 2001.
(f)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(g)	Not annualized.

See Notes to Financial Statements.

116	Visit our website at www.strategicpartners.com

Strategic Partners Small Capitalization Value Fund Class A
Year Ended July 31,					November 3, 1999(a) Through July 31, 2000(d)
2004(d)	2003(d)	2002(d)	2001

$12.19	$11.71	$13.18	$11.08		$10.00

.02	(.09)	(.09)	(.02)		(.11)
3.47	2.00	(.51)	2.49		1.19

3.49	1.91	(0.60)	2.47		1.08

—	—	—	—		—
—	(1.43)	(.87)	(.37)		—

—	(1.43)	(.87)	(.37)		—

$15.68	$12.19	$11.71	$13.18		$11.08

28.63%	18.99%	(4.80)%	22.90%		10.80%

$23,589	$11,151	$8,637	$7,986		$3,863
$14,764	$9,198	$8,818	$5,582		$5,083

1.58%	1.91%	1.86%	1.80	%(e)	3.24	%(c)
1.33%	1.66%	1.61%	1.55	%(e)	2.99	%(c)
.12%	(.82)%	(.66)%	(.16	)%(e)	(1.37	)%(c)

69%	61%	142%	54%		34	%(g)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	117

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Small Capitalization Value Fund Class B
	Six Months Ended January 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.06

Income (loss) from investment operations
Net investment income (loss)	(.05)
Net realized and unrealized gain (loss) on investment transactions	2.46

Total from investment operations	2.41

Less Distributions
Dividends from net invetment income	—
Distributions from net realized gains on investments	(0.55)

Total dividends and distributions	(0.55)

Net asset value, end of period	$16.92

Total Return(b)	16.04%
Ratios/Supplemental Data:
Net assets, end of period (000)	$24,894
Average net assets (000)	$23,028
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.16	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.16	%(c)
Net investment income (loss)	(.61	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratio including distribution and service (12b-1) fees would have been 3.21% and the net investment loss ratio would have been (1.58)% for the fiscal year ended July 31, 2001.

See Notes to Financial Statements.

118	Visit our website at www.strategicpartners.com

Strategic Partners Small Capitalization Value Fund Class B
Year Ended July 31,					November 3, 1999(a) Through July 31, 2000(d)
2004(d)	2003(d)	2002(d)	2001

$11.79	$11.46	$13.00	$11.01		$10.00

(.09)	(.17)	(.18)	(.08)		(.16)
3.36	1.93	(.49)	2.44		1.17

3.27	1.76	(0.67)	2.36		1.01

—	—	—	—		—
—	(1.43)	(.87)	(.37)		—

—	(1.43)	(.87)	(.37)		—

$15.06	$11.79	$11.46	$13.00		$11.01

27.74%	18.01%	(5.44)%	22.03%		10.10%

$21,341	$16,433	$15,818	$12,888		$5,379
$19,998	$14,990	$15,328	$8,432		$3,564

2.33%	2.66%	2.61%	2.55	%(e)	3.99	%(c)
1.33%	1.66%	1.61%	1.55	%(e)	2.99	%(c)
(.65)%	(1.57)%	(1.41)%	(.92	)%(e)	(2.20	)%(c)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	119

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Small Capitalization Value Fund Class C
	Six Months Ended January 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.06

Income (loss) from investment operations
Net investment income (loss)	(.05)
Net realized and unrealized gain (loss) on investment transactions	2.46

Total from investment operations	2.41

Less Distributions
Dividends from net invetment income	—
Distributions from net realized gains on investments	(0.55)

Total dividends and distributions	(0.55)

Net asset value, end of period	$16.92

Total Return(b)	16.04%
Ratios/Supplemental Data:
Net assets, end of period (000)	$24,821
Average net assets (000)	$21,979
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.16	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.16	%(c)
Net investment income (loss)	(.61	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratio including distribution and service (12b-1) fees would have been 3.21% and the net investment loss ratio would have been (1.58)% for the fiscal year ended July 31, 2001.

See Notes to Financial Statements.

120	Visit our website at www.strategicpartners.com

Strategic Partners Small Capitalization Value Fund Class C
Year Ended July 31,					November 3, 1999(a) Through July 31, 2000(d)
2004(d)	2003(d)	2002(d)	2001

$11.79	$11.46	$13.00	$11.01		$10.00

(.09)	(.17)	(.18)	(.08)		(.17)
3.36	1.93	(.49)	2.44		1.18

3.27	1.76	(0.67)	2.36		1.01

—	—	—	—		—
—	(1.43)	(.87)	(.37)		—

—	(1.43)	(.87)	(.37)		—

$15.06	$11.79	$11.46	$13.00		$11.01

27.74%	18.01%	(5.44)%	22.03%		10.10%

$19,793	$17,437	$16,896	$8,986		$4,354
$19,308	$15,880	$13,161	$6,346		$3,776

2.33%	2.66%	2.61%	2.55	%(e)	3.99	%(c)
1.33%	1.66%	1.61%	1.55	%(e)	2.99	%(c)
(.67)%	(1.57)%	(1.41)%	(.92	)%(e)	(2.16	)%(c)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	121

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Total Return Bond Fund Class A
	Six Months Ended January 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.53

Income (loss) from investment operations
Net investment income	.09
Net realized and unrealized gain on investment transactions	.32

Total from investment operations	.41

Less Dividends and Distributions
Dividends from net invetment income	(.51)
Distributions in excess of net investment income	—
Distributions from net realized gains on investments	(.06)

Total dividends and distributions	(.57)

Net asset value, end of period	$10.37

Total Return(b)	3.93%
Ratios/Supplemental Data:
Net assets, end of period (000)	$27,081
Average net assets (000)	$26,167
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(g)	1.05	%(c)(e)
Expenses, excluding distribution and service (12b-1) fees	.80	%(c)(e)
Net investment income (loss)	1.76	%(c)(e)
For Class A, B and C shares:
Portfolio turnover rate	331	%(h)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Less than $.005 per share.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.29%, 1.26%, 1.10%, 1.22% and 1.36% for the periods ended January 31, 2005, July 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment income ratios would have been 2.01%, 1.67%, 2.85%, 3.15% and 4.15% for the periods ending January 31, 2005, July 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively.
(g)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(h)	Not annualized.

See Notes to Financial Statements.

122	Visit our website at www.strategicpartners.com

Strategic Partners Total Return Bond Fund Class A
Year Ended July 31,								November 3, 1999(a) Through July 31, 2000
2004		2003		2002		2001

$10.59		$10.35		$10.43		$9.99		$10.00

.22		.34		.35		.53		.33
.37		.45		.19		.54		—	(d)

.59		.79		.54		1.07		.33

(.28)		(.32)		(.36)		(.53)		(.33)
—		—		—		—		(.01)
(.37)		(.23)		(.26)		(.10)		—

(.65)		(.55)		(.62)		(.63)		(.34)

$10.53		$10.59		$10.35		$10.43		$9.99

5.70%		7.67%		5.31%		11.11%		3.32%

$24,280		$22,142		$20,796		$15,205		$9,875
$24,186		$22,632		$17,564		$10,677		$11,760

1.05	%(e)	1.05	%(e)	1.05	%(e)	1.05	%(e)	1.96	%(c)
.80	%(e)	.80	%(e)	.80	%(e)	.80	%(e)	1.71	%(c)
1.88	%(e)	2.90	%(e)	3.32	%(e)	5.07	%(e)	4.66	%(c)

385%		572%		530%		638%		423	%(h)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	123

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Total Return Bond Fund Class B
	Six Months Ended January 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.53

Income (loss) from investment operations
Net investment income	.07
Net realized and unrealized gain on investment transactions	.31

Total from investment operations	.38

Less Dividends and Distributions
Dividends from net invetment income	(.48)
Distributions in excess of net investment income	—
Distributions from net realized gains on investments	(.06)

Total dividends and distributions	(.54)

Net asset value, end of period	$10.37

Total Return(b)	3.75%
Ratios/Supplemental Data:
Net assets, end of period (000)	$47,890
Average net assets (000)	$49,706
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	1.55	%(c)(e)
Expenses, excluding distribution and service (12b-1) fees	.80	%(c)(e)
Net investment income (loss)	1.25	%(c)(e)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Less than $.005 per share.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.79%, 1.76%, 1.60%, 1.72% and 1.86% for the periods ended January 31, 2005, July 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment income ratios would have been 1.49%, 1.26%, 2.35%, 2.63% and 4.26% for the periods ending January 31, 2005, July 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively.

See Notes to Financial Statements.

124	Visit our website at www.strategicpartners.com

Strategic Partners Total Return Bond Fund Class B
Year Ended July 31,								November 3, 1999(a) Through July 31, 2000
2004		2003		2002		2001

$10.59		$10.35		$10.43		$9.99		$10.00

.17		.29		.31		.48		.29
.37		.45		.18		.54		—	(d)

.54		.74		.49		1.02		.29

(.23)		(.27)		(.31)		(.48)		(.29)
—		—		—		—		(.01)
(.37)		(.23)		(.26)		(.10)		—

(.60)		(.50)		(.57)		(.58)		(.30)

$10.53		$10.59		$10.35		$10.43		$9.99

5.18%		7.14%		4.79%		10.57%		2.95%

$50,908		$64,845		$52,250		$25,376		$9,739
$58,123		$62,440		$36,575		$16,257		$7,304

1.55	%(e)	1.55	%(e)	1.55	%(e)	1.55	%(e)	2.46	%(c)
.80	%(e)	.80	%(e)	.80	%(e)	.80	%(e)	1.71	%(c)
1.46	%(e)	2.40	%(e)	2.79	%(e)	4.57	%(e)	4.23	%(c)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	125

Financial Highlights

(Unaudited) Cont’d.

	Strategic Partners Total Return Bond Fund Class C
	Six Months Ended January 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.53

Income (loss) from investment operations
Net investment income	.07
Net realized and unrealized gain on investment transactions	.31

Total from investment operations	.38

Less Dividends and Distributions
Dividends from net invetment income	(.48)
Distributions in excess of net investment income	—
Distributions from net realized gains on investments	(.06)

Total dividends and distributions	(.54)

Net asset value, end of period	$10.37

Total Return(b)	3.65%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,058
Average net assets (000)	$28,259
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	1.55	%(c)(e)
Expenses, excluding distribution and service (12b-1) fees	.80	%(c)(e)
Net investment income (loss)	1.25	%(c)(e)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Less than $.005 per share.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.79%, 1.76%, 1.60%, 1.72% and 1.86% for the periods ended January 31, 2005, July 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively. The net investment income ratios would have been 1.49%, 1.29%, 2.35%, 2.60% and 4.25% for the periods ending January 31, 2005, July 31, 2004, July 31, 2003, July 31, 2002 and July 31, 2001, respectively.

See Notes to Financial Statements.

126	Visit our website at www.strategicpartners.com

Strategic Partners Total Return Bond Fund Class C
Year Ended July 31,								November 3, 1999(a) Through July 31, 2000
2004		2003		2002		2001

$10.59		$10.35		$10.43		$9.99		$10.00

.17		.29		.31		.48		.29
.37		.45		.18		.54		—	(d)

.54		.74		.49		1.02		.29

(.23)		(.27)		(.31)		(.48)		(.29)
—		—		—		—		(.01)
(.37)		(.23)		(.26)		(.10)		—

(.60)		(.50)		(.57)		(.58)		(.30)

$10.53		$10.59		$10.35		$10.43		$9.99

5.17%		7.14%		4.79%		10.57%		2.95%

$29,390		$43,274		$38,503		$14,059		$5,849
$35,764		$44,100		$23,935		$7,938		$6,393

1.55	%(e)	1.55	%(e)	1.55	%(e)	1.55	%(e)	2.46	%(c)
.80	%(e)	.80	%(e)	.80	%(e)	.80	%(e)	1.71	%(c)
1.48	%(e)	2.40	%(e)	2.77	%(e)	4.56	%(e)	4.16	%(c)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	127

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ investment advisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling
(800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at
http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Funds’ website at http://www.prudential.com and on the Commission’s website at http:/www.sec.gov.

TRUSTEES
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Deborah A. Docs, Secretary • Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISERS* (as of January 31, 2005)	Columbus Circle Investors	Metro Center One Station Plaza Stamford, CT 06902

	EARNEST Partners, LLC	75 14th Street, Suite 2300 Atlanta, GA 30309

	Hotchkis and Wiley Capital Management, LLC	725 S. Figueroa Street Suite 3900 Los Angeles, CA 90017

	J.P. Morgan Investment Management, Inc.	522 Fifth Avenue New York, NY 10036

	NFJ Investment Group L.P.	2121 San Jacinto Suite 1840 Dallas, TX 75201

	Oak Associates, Ltd.	3875 Embassy Parkway Suite 250 Akron, OH 44333

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	RS Investment Management, L.P.	388 Market Street Suite 1700 San Francisco, CA 94111

	Westcap Investors, LLC	11111 Santa Monica Boulevard Suite 820 Los Angeles, CA 90025

*	Investment Advisers are subject to change by the Manager.

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS
FUND NAME	Class A		Class B		Class C
	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP
Large Capitalization Growth	TBDAX	862934106	TBDBX	862934205	TBDCX	862934304
Large Capitalization Value	PLVAX	862934403	TLCBX	862934502	TLCCX	862934601
Small Capitalization Growth	PCZAX	862934700	PCZBX	862934809	PCZCX	862934882
Small Capitalization Value	PZVAX	862934874	PZVBX	862934866	PZVCX	862934858
Total Return Bond	TATRX	862934817	TBTRX	862934791	PTRCX	862934783

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of January 31, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus for the Funds contains this and other information about the Funds. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders of the Funds can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners Style Specific Funds, P.O. Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Strategic Partners Style Specific Funds, P.O. Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). Each Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS
FUND NAME	Class A		Class B		Class C
	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP
Large Capitalization Growth	TBDAX	862934106	TBDBX	862934205	TBDCX	862934304
Large Capitalization Value	PLVAX	862934403	TLCBX	862934502	TLCCX	862934601
Small Capitalization Growth	PCZAX	862934700	PCZBX	862934809	PCZCX	862934882
Small Capitalization Value	PZVAX	862934874	PZVBX	862934866	PZVCX	862934858
Total Return Bond	TATRX	862934817	TBTRX	862934791	PTRCX	862934783

MFSP503E2    IFS-A102164            Ed. 03/2005

Item 2 – Code of Ethics – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing.

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Style Specific Funds

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date March 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date March 23, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 23, 2005

*	Print the name and title of each signing officer under his or her signature.